Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

August 31, 2020

EIF-QTLY-1020
1.805766.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 16.8%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc.	34,501	$77,282
ATN International, Inc.	9,404	545,432
B Communications Ltd. (a)	11,674	29,068
Bandwidth, Inc. (a)(b)	11,409	1,796,689
Cogent Communications Group, Inc.	27,054	1,819,652
Consolidated Communications Holdings, Inc. (a)	44,289	344,568
GCI Liberty, Inc. (a)	57,363	4,633,783
Iridium Communications, Inc. (a)	80,312	2,249,539
Liberty Global PLC:
Class A (a)	106,388	2,486,288
Class B (a)	327	7,671
Class C (a)	239,295	5,506,178
Liberty Latin America Ltd.:
Class A (a)	27,916	273,577
Class C (a)	93,783	894,690
ORBCOMM, Inc. (a)	50,478	202,417
PDVWireless, Inc. (a)	10,263	448,904
Sify Technologies Ltd. sponsored ADR (a)(b)	7,275	8,294
Vonage Holdings Corp. (a)(b)	136,626	1,564,368
		22,888,400
Entertainment - 2.5%
Activision Blizzard, Inc.	438,421	36,616,922
Bilibili, Inc. ADR (a)	94,728	4,475,898
Cinedigm Corp. (a)	57,341	50,460
DouYu International Holdings Ltd. ADR (a)	50,544	846,107
Electronic Arts, Inc. (a)	164,146	22,893,443
Gaia, Inc. Class A (a)(b)	13,031	152,463
GigaMedia Ltd. (a)	1,957	5,303
Glu Mobile, Inc. (a)	93,883	745,431
Gravity Co. Ltd. ADR (a)	2,402	213,730
iQIYI, Inc. ADR (a)(b)	172,529	3,735,253
LiveXLive Media, Inc. (a)(b)	36,508	98,572
NetEase, Inc. ADR	42,153	20,537,363
Netflix, Inc. (a)	250,411	132,607,649
Reading International, Inc. Class A (a)	17,601	72,164
Roku, Inc. Class A (a)(b)	57,931	10,049,870
Scienjoy Holding Corp. (a)	3,642	25,166
Sciplay Corp. (A Shares) (a)	14,091	185,790
Take-Two Interactive Software, Inc. (a)	64,684	11,073,254
The9 Ltd. sponsored ADR (a)(b)	23,845	11,210
Warner Music Group Corp. Class A	49,292	1,462,001
Zynga, Inc. (a)	608,866	5,516,326
		251,374,375
Interactive Media & Services - 10.5%
9F, Inc. ADR (a)	9,526	15,051
Alphabet, Inc.:
Class A (a)	170,959	278,582,819
Class C (a)	191,276	312,579,414
ANGI Homeservices, Inc. Class A (a)(b)	42,402	588,328
Autoweb, Inc. (a)(b)	20,851	111,970
Baidu.com, Inc. sponsored ADR (a)	156,553	19,501,807
BlueCity Holdings Ltd. ADR (a)	1,014	13,902
CarGurus, Inc. Class A (a)	56,955	1,388,563
EverQuote, Inc. Class A (a)	10,153	360,432
Facebook, Inc. Class A (a)	1,368,950	401,376,140
Fangdd Network Group Ltd. ADR	7,385	58,268
InterActiveCorp (a)	45,230	6,015,138
Izea Worldwide, Inc. (a)	17,035	19,250
Liberty TripAdvisor Holdings, Inc. (a)	60,308	168,862
Luokung Technology Corp. (a)	91,795	43,676
Match Group, Inc. (a)(b)	147,428	16,464,759
MeetMe, Inc. (a)	41,887	263,888
Momo, Inc. ADR	91,546	1,867,538
Professional Diversity Network, Inc. (a)(b)	1,922	2,143
QuinStreet, Inc. (a)	27,593	362,848
Qutoutiao, Inc. ADR (a)(b)	61,127	168,711
SINA Corp. (a)	37,112	1,509,902
So-Young International, Inc. ADR (a)(b)	28,082	342,320
Sohu.Com Ltd. ADR (a)	25,428	512,120
Super League Gaming, Inc. (a)(b)	5,685	10,347
Travelzoo, Inc. (a)	6,862	54,827
TripAdvisor, Inc.	72,087	1,684,673
Trivago NV ADR (a)(b)	29,245	53,811
TrueCar, Inc. (a)	60,800	287,584
Weibo Corp. sponsored ADR (a)(b)	44,003	1,641,312
Yandex NV Series A (a)(b)	165,807	11,313,012
YY, Inc. ADR (a)	31,703	2,708,704
Zillow Group, Inc.:
Class A (a)	33,324	2,841,871
Class C (a)(b)	84,605	7,255,725
Zoominfo Technologies, Inc.	25,830	1,002,721
		1,071,172,436
Media - 2.7%
AirMedia Group, Inc. ADR (a)	5,468	5,687
AMC Networks, Inc. Class A (a)(b)	21,971	533,676
Beasley Broadcast Group, Inc. Class A (b)	10,878	16,535
Boston Omaha Corp. (a)	12,606	205,604
Cardlytics, Inc. (a)(b)	15,561	1,180,302
Central European Media Enterprises Ltd. Class A (a)	147,258	610,384
Charter Communications, Inc. Class A (a)	117,508	72,339,100
Comcast Corp. Class A	2,591,825	116,139,678
comScore, Inc. (a)	37,267	98,012
Criteo SA sponsored ADR (a)	35,411	461,051
Cumulus Media, Inc. (a)	3,036	15,089
Daily Journal Corp. (a)(b)	984	270,797
Discovery Communications, Inc.:
Class A (a)(b)	90,439	1,995,537
Class B (a)	338	12,496
Class C (non-vtg.) (a)	198,570	3,965,443
DISH Network Corp. Class A (a)	163,534	5,808,728
E.W. Scripps Co. Class A (b)	42,201	469,275
Fluent, Inc. (a)	57,427	178,024
Fox Corp.:
Class A (b)	191,491	5,334,939
Class B	151,184	4,202,915
Hemisphere Media Group, Inc. (a)	14,863	132,281
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	23,395	223,890
iHeartMedia, Inc. (a)(b)	31,609	291,435
Insignia Systems, Inc. (a)	12,723	9,825
Liberty Broadband Corp.:
Class A (a)	15,530	2,146,091
Class C (a)(b)	86,355	12,097,472
Liberty Media Corp.:
Class B (a)	5	208
Liberty Braves Class A (a)	12,004	235,158
Liberty Braves Class C (a)	18,729	363,904
Liberty Formula One Group Series C (a)	117,323	4,573,251
Liberty Media Class A (a)	14,368	519,834
Liberty SiriusXM Series A (a)	60,346	2,191,163
Liberty SiriusXM Series C (a)	133,146	4,792,590
Loral Space & Communications Ltd.	13,720	323,380
Marchex, Inc. Class B (a)	34,542	61,830
MDC Partners, Inc. Class A (a)	47,873	104,842
Mediaco Holding, Inc. (a)	911	3,316
National CineMedia, Inc. (b)	35,511	128,195
News Corp.:
Class A	228,569	3,455,963
Class B	111,410	1,678,949
Nexstar Broadcasting Group, Inc. Class A	26,238	2,519,110
Perion Network Ltd. (a)	18,565	112,875
Salem Communications Corp. Class A (b)	10,029	9,728
Scholastic Corp.	18,793	422,843
Sinclair Broadcast Group, Inc. Class A (b)	31,369	652,789
Sirius XM Holdings, Inc.	2,486,092	14,593,360
TechTarget, Inc. (a)	17,130	679,718
Tribune Publishing Co.	23,863	270,845
Urban One, Inc. Class D (non-vtg.) (a)	25,900	28,231
ViacomCBS, Inc.:
Class A	20,860	637,064
Class B	328,487	9,148,363
WiMi Hologram Cloud, Inc. ADR (a)(b)	569	3,898
		276,255,673
Wireless Telecommunication Services - 0.9%
Boingo Wireless, Inc. (a)	24,260	315,137
Gogo, Inc. (a)(b)	53,180	273,345
Millicom International Cellular SA	59,012	1,743,805
NII Holdings, Inc. (a)(c)	5,182	11,245
Partner Communications Co. Ltd. ADR (a)(b)	3,584	15,196
Shenandoah Telecommunications Co.	29,985	1,658,171
Spok Holdings, Inc.	13,389	145,137
T-Mobile U.S., Inc.	702,448	81,961,633
VEON Ltd. sponsored ADR	992,333	1,409,113
Vodafone Group PLC sponsored ADR	221,289	3,268,439
		90,801,221

TOTAL COMMUNICATION SERVICES		1,712,492,105

CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.1%
China Automotive Systems, Inc. (a)	14,729	38,885
China XD Plastics Co. Ltd. (a)	32,740	38,306
Dorman Products, Inc. (a)(b)	17,848	1,511,547
Fox Factory Holding Corp. (a)(b)	22,482	2,266,410
Gentex Corp.	137,678	3,724,190
Gentherm, Inc. (a)	19,882	899,263
Kandi Technolgies, Inc. (a)(b)	38,330	257,961
Motorcar Parts of America, Inc. (a)	12,691	220,950
Shiloh Industries, Inc. (a)(b)	15,910	6,206
Strattec Security Corp.	1,858	38,869
The Goodyear Tire & Rubber Co.	141,529	1,357,971
Visteon Corp. (a)	14,979	1,129,866
Workhorse Group, Inc. (a)(b)	59,227	1,072,601
XPEL, Inc. (a)(b)	16,564	412,444
		12,975,469
Automobiles - 2.6%
Arcimoto, Inc. (a)	28,668	173,728
DropCar, Inc. (a)(b)	10,975	37,644
ElectraMeccanica Vehicles Corp. (a)(b)	35,747	100,807
Li Auto, Inc. ADR (a)(b)	53,099	865,514
Niu Technologies ADR (a)	17,738	366,644
Tesla, Inc. (a)	527,670	262,948,514
		264,492,851
Distributors - 0.2%
Core-Mark Holding Co., Inc.	25,355	847,364
Educational Development Corp.	10,900	166,988
Funko, Inc. (a)(b)	19,993	116,759
LKQ Corp. (a)	173,744	5,514,635
Pool Corp.	22,728	7,451,148
Weyco Group, Inc.	8,942	160,956
		14,257,850
Diversified Consumer Services - 0.1%
Afya Ltd. (a)	26,135	668,272
American Public Education, Inc. (a)	10,578	332,572
Arco Platform Ltd. Class A (a)	15,931	720,718
Aspen Group, Inc. (a)	13,497	172,492
Career Education Corp. (a)	39,190	563,160
Collectors Universe, Inc.	7,830	348,357
Franchise Group, Inc.	22,084	542,383
Frontdoor, Inc. (a)	49,693	2,165,124
Grand Canyon Education, Inc. (a)	27,811	2,615,346
Hailiang Education Group, Inc. ADR (a)	2,944	136,896
Houghton Mifflin Harcourt Co. (a)	79,374	179,385
Laureate Education, Inc. Class A (a)	67,311	842,734
Lincoln Educational Services Corp. (a)	18,674	146,964
Meten EdtechX Education Group Ltd. (a)(b)	10,581	89,939
OneSpaWorld Holdings Ltd. (b)	35,700	247,401
RISE Education Cayman Ltd. ADR (a)	9,767	62,020
Select Interior Concepts, Inc. (a)	10,751	66,441
Strategic Education, Inc.	13,631	1,398,132
Tarena International, Inc. ADR (a)(b)	24,820	41,201
Vasta Platform Ltd. (a)(b)	9,379	147,344
Weight Watchers International, Inc. (a)	37,379	877,659
Xpresspa Group, Inc. (a)(b)	29,534	68,224
Zovio, Inc. (a)	16,099	69,548
		12,502,312
Hotels, Restaurants & Leisure - 1.3%
Allied Esports Entertainment, Inc. (a)(b)	11,416	19,864
BBQ Holdings, Inc. (a)	3,815	16,481
BJ's Restaurants, Inc. (b)	11,518	363,047
Bloomin' Brands, Inc.	49,227	705,915
Caesars Entertainment, Inc. (a)	91,176	4,175,861
Carrols Restaurant Group, Inc. (a)(b)	28,588	190,396
Century Casinos, Inc. (a)	22,903	140,853
Churchill Downs, Inc.	22,697	3,966,528
Chuy's Holdings, Inc. (a)	9,648	214,572
Cracker Barrel Old Country Store, Inc.	14,120	1,887,985
Dave & Buster's Entertainment, Inc.	25,385	422,153
Del Taco Restaurants, Inc. (a)	26,399	222,016
Denny's Corp. (a)(b)	32,587	373,447
DraftKings, Inc. Class A (a)(b)	202,615	7,164,466
Dunkin' Brands Group, Inc.	46,915	3,569,293
El Pollo Loco Holdings, Inc. (a)(b)	20,392	364,405
Esports Entertainment Group, Inc. (a)(b)	3,098	14,034
Extended Stay America, Inc. unit	104,552	1,305,854
FAT Brands, Inc. (a)	4,334	22,190
Fiesta Restaurant Group, Inc. (a)(b)	19,575	196,142
GAN Ltd. (b)	14,305	293,968
Golden Entertainment, Inc. (a)	17,207	220,938
Good Times Restaurants, Inc. (a)	9,092	14,002
Hall of Fame Resort & Entertainment Co. (a)(b)	11,297	48,916
Huazhu Group Ltd. ADR	85,119	3,807,373
Inspired Entertainment, Inc. (a)	15,862	56,786
Jack in the Box, Inc.	12,571	1,035,725
Kura Sushi U.S.A., Inc. Class A (a)(b)	4,116	50,298
Lindblad Expeditions Holdings (a)	32,411	321,031
Marriott International, Inc. Class A (b)	184,321	18,968,474
Melco Crown Entertainment Ltd. sponsored ADR	124,335	2,427,019
Monarch Casino & Resort, Inc. (a)	10,263	472,201
Nathan's Famous, Inc.	3,678	192,911
Noodles & Co. (a)(b)	27,889	212,235
Papa John's International, Inc.	18,301	1,798,805
Penn National Gaming, Inc. (a)	78,018	3,986,720
Playa Hotels & Resorts NV (a)(b)	86,595	365,431
Potbelly Corp. (a)	13,868	59,355
Rave Restaurant Group, Inc. (a)(b)	5,714	2,687
RCI Hospitality Holdings, Inc. (b)	7,136	136,440
Red Robin Gourmet Burgers, Inc. (a)(b)	6,865	76,202
Red Rock Resorts, Inc. (b)	41,519	708,937
Ruth's Hospitality Group, Inc.	16,194	166,393
Scientific Games Corp. Class A (a)(b)	53,163	1,099,677
Starbucks Corp.	665,524	56,216,812
Target Hospitality Corp. (a)	63,419	91,958
Texas Roadhouse, Inc. Class A	39,694	2,500,325
The Cheesecake Factory, Inc. (b)	25,580	755,377
The ONE Group Hospitality, Inc. (a)	5,319	10,053
Town Sports International Holdings, Inc. (a)(b)	21,501	12,688
Tuniu Corp. Class A sponsored ADR (a)	31,523	33,414
Wendy's Co.	126,284	2,644,387
Wingstop, Inc. (b)	16,873	2,757,048
Wynn Resorts Ltd.	61,124	5,345,294
		132,225,382
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	7,501	94,513
Cavco Industries, Inc. (a)	5,290	1,009,914
Flexsteel Industries, Inc.	5,816	96,429
Garmin Ltd.	108,710	11,263,443
GoPro, Inc. Class A (a)	70,495	323,572
Green Brick Partners, Inc. (a)	31,521	448,859
Helen of Troy Ltd. (a)	14,572	3,013,781
Hooker Furniture Corp.	6,220	153,323
iRobot Corp. (a)(b)	15,721	1,163,826
Legacy Housing Corp. (a)	8,431	128,741
LGI Homes, Inc. (a)(b)	14,209	1,589,419
Lifetime Brands, Inc. (b)	14,154	138,992
Live Ventures, Inc. (a)	1,450	12,905
Lovesac (a)(b)	7,926	209,801
Mohawk Group Holdings, Inc. (a)(b)	8,548	69,068
Newell Brands, Inc. (b)	243,549	3,891,913
Nova LifeStyle, Inc. (a)(b)	1,669	2,704
Purple Innovation, Inc. (a)	20,267	383,249
Sonos, Inc. (a)	61,225	861,436
Turtle Beach Corp. (a)	7,033	137,636
Universal Electronics, Inc. (a)	7,683	315,618
Viomi Technology Co. Ltd. ADR Class A (a)	21,467	132,237
VOXX International Corp. (a)	15,639	98,213
Vuzix Corp. (a)(b)	29,709	110,517
Zagg, Inc. (a)(b)	14,972	47,611
		25,697,720
Internet & Direct Marketing Retail - 11.5%
1-800-FLOWERS.com, Inc. Class A (a)	22,004	658,580
Amazon.com, Inc. (a)	283,945	979,882,837
Baozun, Inc. sponsored ADR (a)(b)	26,760	1,108,934
Betterware de Mexico SAPI de CV (b)	17,651	317,188
CNOVA NV (a)	147,351	520,490
Ctrip.com International Ltd. ADR (a)	299,434	9,054,884
Dada Nexus Ltd. ADR (b)	11,482	261,330
Duluth Holdings, Inc. (a)	18,517	179,245
eBay, Inc.	399,335	21,875,571
Etsy, Inc. (a)	67,465	8,075,561
EVINE Live, Inc. (a)	9,667	68,829
Expedia, Inc.	76,977	7,555,293
Future FinTech Group, Inc. (a)(b)	28,665	60,483
Groupon, Inc. (a)	15,936	507,243
JD.com, Inc. sponsored ADR (a)	528,170	41,535,289
Lands' End, Inc. (a)(b)	17,966	240,385
Liquidity Services, Inc. (a)	23,372	168,512
MakeMyTrip Ltd. (a)	36,669	618,973
MercadoLibre, Inc. (a)	28,284	33,052,400
Moxian, Inc. (a)	5,263	11,789
Overstock.com, Inc. (a)	23,726	2,076,025
PetMed Express, Inc. (b)	11,596	403,077
Pinduoduo, Inc. ADR (a)	156,587	13,926,848
Points International Ltd. (a)	13,445	143,727
Qurate Retail, Inc. (a)	205	2,253
Qurate Retail, Inc. Series A (a)	243,951	2,695,659
Remark Holdings, Inc. (a)(b)	54,340	60,861
Ruhnn Holding Ltd. ADR (a)	9,566	28,124
RumbleON, Inc. Class B (a)	894	33,257
Stamps.com, Inc. (a)	9,602	2,394,163
Stitch Fix, Inc. (a)(b)	30,873	745,583
The Booking Holdings, Inc. (a)	23,285	44,484,828
The RealReal, Inc. (a)	49,140	789,188
The Rubicon Project, Inc. (a)(b)	61,561	452,473
U.S. Auto Parts Network, Inc. (a)	21,583	303,241
Uxin Ltd. ADR (a)(b)	114,867	89,596
Waitr Holdings, Inc. (a)	61,095	246,213
Yatra Online, Inc. (a)	56,191	39,221
Yunji, Inc. ADR (a)	3,559	8,933
		1,174,677,086
Leisure Products - 0.2%
American Outdoor Brands, Inc. (a)	7,566	115,230
BRP, Inc.	24,000	1,303,454
Clarus Corp.	16,429	206,841
Escalade, Inc.	7,721	139,982
Genius Brands International, Inc. (a)(b)	121,879	130,411
Hasbro, Inc. (b)	77,445	6,113,508
Johnson Outdoors, Inc. Class A	5,775	494,975
Malibu Boats, Inc. Class A (a)	11,640	603,534
Mattel, Inc. (a)	199,089	2,139,211
MCBC Holdings, Inc. (a)	12,347	258,176
Peloton Interactive, Inc. Class A(a)	116,925	8,964,640
Smith & Wesson Brands, Inc. (a)	30,266	552,657
		21,022,619
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	134,686	12,966,221
Ollie's Bargain Outlet Holdings, Inc. (a)	36,500	3,487,210
		16,453,431
Specialty Retail - 0.7%
America's Car Mart, Inc. (a)	3,745	376,373
Bed Bath & Beyond, Inc. (b)	71,026	865,097
Big 5 Sporting Goods Corp. (b)	22,393	132,343
Blink Charging Co. (a)(b)	16,164	113,633
Citi Trends, Inc.	7,084	136,934
Conn's, Inc. (a)	16,466	210,435
DavidsTea, Inc. (a)(b)	21,923	21,265
Destination XL Group, Inc. (a)	33,267	11,061
Five Below, Inc. (a)	31,849	3,485,873
GrowGeneration Corp. (a)(b)	26,155	417,303
Hibbett Sports, Inc. (a)(b)	10,340	345,046
Kirkland's, Inc. (a)	8,678	75,238
Lazydays Holdings, Inc. (a)	3,338	36,317
LMP Automotive Holdings, Inc. (b)	5,503	73,520
Michaels Companies, Inc. (a)(b)	82,662	929,948
Monro, Inc. (b)	18,574	856,076
National Vision Holdings, Inc. (a)(b)	45,430	1,706,805
O'Reilly Automotive, Inc. (a)	42,302	19,697,080
OneWater Marine, Inc. Class A (b)	3,259	93,142
Rent-A-Center, Inc.	30,235	928,215
Ross Stores, Inc.	201,950	18,393,606
Shoe Carnival, Inc. (b)	8,397	276,093
Sleep Number Corp. (a)	15,250	732,000
Sportsman's Warehouse Holdings, Inc. (a)	25,040	393,003
The Children's Place Retail Stores, Inc. (b)	7,297	145,685
The ODP Corp.	29,396	687,278
Tractor Supply Co.	65,852	9,800,753
Trans World Entertainment Corp. (a)	477	3,220
TravelCenters of America LLC (a)	7,299	155,907
Ulta Beauty, Inc. (a)	32,061	7,443,923
Urban Outfitters, Inc. (a)(b)	55,137	1,297,925
Vroom, Inc.	67,454	4,629,368
Winmark Corp.	2,110	325,890
Zumiez, Inc. (a)	13,387	343,778
		75,140,133
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	22,010	15,147
Columbia Sportswear Co. (b)	38,012	3,252,687
Crocs, Inc. (a)	37,883	1,511,911
Crown Crafts, Inc.	9,628	57,575
Fossil Group, Inc. (a)	27,464	176,731
G-III Apparel Group Ltd. (a)(b)	25,622	283,379
Lakeland Industries, Inc. (a)(b)	4,176	85,316
lululemon athletica, Inc. (a)	70,712	26,564,377
Rocky Brands, Inc.	7,518	181,033
Sequential Brands Group, Inc. (a)(b)	845	5,146
Steven Madden Ltd. (b)	50,931	1,077,700
Superior Group of Companies, Inc.	9,905	229,202
Vera Bradley, Inc. (a)	18,019	94,960
		33,535,164

TOTAL CONSUMER DISCRETIONARY		1,782,980,017

CONSUMER STAPLES - 3.5%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)	24,367	36,307
Celsius Holdings, Inc. (a)(b)	39,333	763,847
Coca-Cola Bottling Co. Consolidated	4,046	1,105,772
Craft Brew Alliance, Inc. (a)	13,661	213,385
MGP Ingredients, Inc. (b)	9,515	338,258
Monster Beverage Corp. (a)	299,472	25,113,722
National Beverage Corp. (a)(b)	26,081	2,120,907
Newage, Inc. (a)(b)	46,863	101,693
PepsiCo, Inc.	790,264	110,684,376
REED'S, Inc. (a)	38,061	38,822
		140,517,089
Food & Staples Retailing - 1.1%
111, Inc. ADR (a)	13,424	82,692
Andersons, Inc.	20,463	362,809
Casey's General Stores, Inc.	21,467	3,817,906
Chefs' Warehouse Holdings (a)	18,668	276,473
China Jo-Jo Drugstores, Inc. (a)(b)	47,150	50,922
Costco Wholesale Corp.	250,957	87,247,711
G Willi-Food International Ltd. (a)(b)	4,706	96,426
Grocery Outlet Holding Corp. (a)(b)	50,631	2,082,453
HF Foods Group, Inc. (a)(b)	38,952	309,279
iFresh, Inc. (a)	18,845	17,684
Ingles Markets, Inc. Class A	9,556	386,062
PriceSmart, Inc.	17,300	1,137,475
SpartanNash Co.	21,307	425,714
Sprouts Farmers Market LLC (a)	65,113	1,520,389
Village Super Market, Inc. Class A	6,605	168,031
Walgreens Boots Alliance, Inc. (b)	498,497	18,952,856
		116,934,882
Food Products - 0.9%
Alico, Inc.	5,485	177,275
Beyond Meat, Inc. (a)(b)	35,295	4,794,826
Bridgford Foods Corp. (a)	3,580	59,392
Cal-Maine Foods, Inc. (a)	25,225	973,433
Calavo Growers, Inc. (b)	9,598	609,185
Farmer Brothers Co. (a)	11,563	72,731
Freshpet, Inc. (a)	23,696	2,691,866
Hostess Brands, Inc. Class A (a)	68,599	880,811
J&J Snack Foods Corp.	10,498	1,427,203
John B. Sanfilippo & Son, Inc.	5,270	419,703
Lancaster Colony Corp.	16,057	2,853,650
Landec Corp. (a)(b)	22,245	227,789
Lifeway Foods, Inc. (a)	9,131	42,277
Limoneira Co. (b)	11,551	167,143
Mondelez International, Inc.	811,695	47,419,222
Nuzee, Inc. (a)	6,728	131,532
Origin Agritech Ltd. (a)(b)	3,770	33,855
Pilgrim's Pride Corp. (a)	137,225	2,195,600
Pingtan Marine Enterprise Ltd. (a)(b)	41,107	36,996
S&W Seed Co. (a)	18,677	43,891
Sanderson Farms, Inc.	13,086	1,530,539
Seneca Foods Corp. Class A (a)	5,997	284,018
SunOpta, Inc. (a)	52,907	359,768
TDH Holdings, Inc. (a)(b)	8,556	10,524
The Hain Celestial Group, Inc. (a)(b)	56,792	1,862,210
The Kraft Heinz Co.	692,135	24,252,410
The Simply Good Foods Co. (a)	53,385	1,326,617
Village Farms International, Inc. (a)	28,356	162,177
Vital Farms, Inc. (a)(b)	21,832	860,181
		95,906,824
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,266	1,124,685
Ocean Bio-Chem, Inc.	6,206	86,884
Reynolds Consumer Products, Inc.	120,838	4,015,447
WD-40 Co. (b)	7,704	1,574,544
		6,801,560
Personal Products - 0.0%
Guardion Health Sciences, Inc. (a)	30,033	9,427
Happiness Biotech Group Ltd.	6,115	12,903
Inter Parfums, Inc. (b)	17,444	779,223
LifeVantage Corp. (a)	7,378	110,818
Mannatech, Inc.	1,514	28,493
Natural Alternatives International, Inc. (a)	4,379	35,032
Natural Health Trends Corp.	6,237	32,495
Nature's Sunshine Products, Inc. (a)	13,052	144,094
Neptune Technologies & Bioressources, Inc. (a)(b)	55,423	152,117
Reliv International, Inc. (a)	131	419
Summer Infant, Inc. (a)	1,330	23,475
United-Guardian, Inc.	2,521	37,059
Veru, Inc. (a)	43,597	120,764
Youngevity International, Inc. (a)(b)	15,805	12,170
		1,498,489

TOTAL CONSUMER STAPLES		361,658,844

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
CSI Compressco LP	45,237	51,570
Dawson Geophysical Co. (a)	26,712	47,280
DMC Global, Inc.	8,620	305,407
ENGlobal Corp. (a)	17,757	14,003
Geospace Technologies Corp. (a)	14,281	93,541
Gulf Island Fabrication, Inc. (a)	17,540	49,112
KLX Energy Services Holdings, Inc. (a)	2,933	23,053
Mammoth Energy Services, Inc. (a)(b)	24,626	33,491
Matrix Service Co. (a)	15,372	142,037
MIND Technology, Inc. (a)	6,775	16,938
NCS Multistage Holdings, Inc. (a)	43,968	27,313
Patterson-UTI Energy, Inc.	89,837	345,872
Profire Energy, Inc. (a)	47,414	34,958
RigNet, Inc. (a)	16,595	82,809
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	30	0
Series B warrants 7/27/21 (a)(d)	30	0
Smart Sand, Inc. (a)	21,813	30,102
		1,297,486
Oil, Gas & Consumable Fuels - 0.2%
Abraxas Petroleum Corp. (a)(b)	86,340	16,569
Aemetis, Inc. (a)(b)	19,156	31,799
Alliance Resource Partners LP	78,339	260,869
Altus Midstream Co. (a)	2,447	32,203
Amplify Energy Corp. New warrants 5/4/22 (a)	717	19
Apache Corp.	217,326	3,216,425
Berry Petroleum Corp.	42,400	167,056
Blueknight Energy Partners LP	42,817	63,797
Brooge Energy Ltd. (a)(b)	35,126	333,346
Calumet Specialty Products Partners LP (a)	61,788	157,559
Centennial Resource Development, Inc. Class A (a)	146,786	106,596
Clean Energy Fuels Corp. (a)	108,123	285,445
Diamondback Energy, Inc. (b)	91,116	3,549,879
Dorchester Minerals LP	26,737	306,673
Falcon Minerals Corp. (b)	23,815	66,920
Gevo, Inc. (a)(b)	22,927	28,659
Golar LNG Ltd. (a)	56,312	582,829
Golar LNG Partners LP (b)	40,472	104,418
Green Plains Partners LP	18,721	140,408
Green Plains, Inc. (a)	21,706	290,426
Gulfport Energy Corp. (a)(b)	102,132	72,075
Hallador Energy Co.	23,992	18,522
Lonestar Resources U.S., Inc. (a)	22,387	6,649
Marine Petroleum Trust	339	634
Martin Midstream Partners LP	28,709	43,638
Mid-Con Energy Partners LP (a)	626	1,734
National Energy Services Reunited Corp. (a)	46,953	354,026
New Fortress Energy LLC	95,626	2,559,908
Nextdecade Corp. (a)(b)	72,081	95,868
Noble Energy, Inc.	272,095	2,707,345
Noble Midstream Partners LP	48,395	433,619
Oasis Midstream Partners LP	12,784	127,201
Oasis Petroleum, Inc. (a)(b)	189,316	105,146
Pacific Ethanol, Inc. (a)	84,787	335,757
PDC Energy, Inc. (a)	55,940	846,932
Penn Virginia Corp. (a)(b)	9,804	111,962
PrimeEnergy Corp. (a)	938	63,071
Rattler Midstream LP	19,633	164,328
Renewable Energy Group, Inc. (a)	22,152	740,541
StealthGas, Inc. (a)	34,922	101,623
Tellurian, Inc. (a)(b)	153,211	142,302
Top Ships, Inc. (a)(b)	10,656	13,746
Torchlight Energy Resources, Inc. (a)(b)	84,218	25,948
TORM PLC (b)	39,313	275,191
TransGlobe Energy Corp.	84,684	46,745
U.S. Energy Corp. (a)(b)	665	3,724
Vertex Energy, Inc. (a)(b)	41,598	23,711
Viper Energy Partners LP	37,499	381,740
Westwater Resources, Inc. (a)	828	1,581
Zion Oil & Gas, Inc. (a)(b)	135,287	42,155
		19,589,317

TOTAL ENERGY		20,886,803

FINANCIALS - 3.7%
Banks - 1.3%
1st Constitution Bancorp	6,490	78,983
1st Source Corp.	18,853	649,486
ACNB Corp.	4,529	95,200
Allegiance Bancshares, Inc.	13,633	346,551
Amalgamated Bank	18,900	222,453
American National Bankshares, Inc.	6,531	147,209
American River Bankshares	3,500	34,510
Ameris Bancorp	45,228	1,108,991
Ames National Corp.	6,067	121,037
Arrow Financial Corp.	9,443	270,542
Atlantic Capital Bancshares, Inc. (a)	20,721	239,017
Auburn National Bancorp., Inc.	307	12,519
BancFirst Corp.	18,889	831,116
Bancorp, Inc., Delaware (a)	36,694	348,593
Bank First National Corp. (b)	3,233	201,739
Bank of Commerce Holdings	11,306	83,099
Bank of Marin Bancorp	11,606	369,419
Bank OZK	74,094	1,707,126
BankFinancial Corp.	14,628	106,199
Bankwell Financial Group, Inc.	4,285	66,846
Banner Corp.	19,210	693,865
BayCom Corp. (a)	3,947	45,726
BCB Bancorp, Inc.	9,394	76,514
BOK Financial Corp.	39,890	2,239,425
Boston Private Financial Holdings, Inc.	46,321	275,147
Bridge Bancorp, Inc.	16,145	323,061
Brookline Bancorp, Inc., Delaware	61,034	585,926
Bryn Mawr Bank Corp.	10,749	291,728
Business First Bancshares, Inc.	8,073	116,816
C & F Financial Corp.	2,765	88,397
Cambridge Bancorp	2,788	152,894
Camden National Corp.	10,935	357,082
Capital City Bank Group, Inc.	17,094	346,495
Capstar Financial Holdings, Inc.	13,933	141,977
Carter Bank & Trust	17,756	125,890
Cathay General Bancorp	45,230	1,116,729
CBTX, Inc.	13,467	212,105
Central Valley Community Bancorp	8,707	104,745
Century Bancorp, Inc. Class A (non-vtg.)	2,504	176,407
Chemung Financial Corp.	4,490	128,908
ChoiceOne Financial Services, Inc. (b)	2,947	84,019
Citizens Community Bancorp, Inc.	4,935	34,101
Citizens Holding Co.	2,179	46,696
City Holding Co.	9,999	639,736
Civista Bancshares, Inc.	12,037	160,694
CNB Financial Corp., Pennsylvania	11,686	186,392
Codorus Valley Bancorp, Inc.	7,465	96,299
Colony Bankcorp, Inc.	4,381	48,191
Columbia Banking Systems, Inc.	40,241	1,123,126
Commerce Bancshares, Inc. (b)	62,018	3,694,412
Community Bankers Trust Corp.	16,444	84,358
Community Financial Corp.	4,047	90,005
Community Trust Bancorp, Inc.	12,339	398,180
ConnectOne Bancorp, Inc.	22,984	347,518
County Bancorp, Inc.	4,222	81,485
CrossFirst Bankshares, Inc. (a)(b)	26,193	241,761
CVB Financial Corp.	76,652	1,395,833
Eagle Bancorp Montana, Inc.	2,880	50,774
Eagle Bancorp, Inc.	18,057	519,680
East West Bancorp, Inc.	79,467	2,922,796
Enterprise Bancorp, Inc.	7,478	162,497
Enterprise Financial Services Corp.	14,907	445,868
Equity Bancshares, Inc. (a)	10,160	161,544
Farmers & Merchants Bancorp, Inc. (b)	7,012	151,109
Farmers National Banc Corp.	23,198	270,489
Fifth Third Bancorp	399,158	8,246,604
Financial Institutions, Inc.	9,689	166,941
First Bancorp, North Carolina	17,440	356,648
First Bancshares, Inc.	9,721	208,418
First Bank Hamilton New Jersey	14,532	94,749
First Busey Corp.	35,946	640,378
First Capital, Inc. (b)	2,233	136,369
First Citizens Bancshares, Inc.	5,086	1,999,561
First Community Bankshares, In	13,105	252,140
First Community Corp.	3,875	49,135
First Financial Bancorp, Ohio	54,824	752,185
First Financial Bankshares, Inc.	81,783	2,475,980
First Financial Corp., Indiana	8,773	301,703
First Financial Northwest, Inc.	10,995	105,332
First Foundation, Inc.	27,783	422,024
First Guaranty Bancshares, Inc.	7,321	93,928
First Hawaiian, Inc.	74,287	1,227,964
First Internet Bancorp	8,630	126,084
First Interstate Bancsystem, Inc.	23,864	782,739
First Merchants Corp.	30,006	767,553
First Mid-Illinois Bancshares, Inc.	11,244	292,794
First Midwest Bancorp, Inc., Delaware	73,811	919,685
First Northwest Bancorp	7,546	83,761
First of Long Island Corp.	18,772	288,432
Flushing Financial Corp.	19,256	233,575
Fulton Financial Corp.	88,645	866,948
German American Bancorp, Inc.	17,425	493,999
Glacier Bancorp, Inc.	51,627	1,811,333
Great Southern Bancorp, Inc.	10,419	401,548
Grupo Financiero Galicia SA sponsored ADR (a)	31,001	320,240
Guaranty Bancshares, Inc. Texas	8,164	215,938
Hancock Whitney Corp.	51,951	1,039,540
Hanmi Financial Corp.	20,339	193,831
HarborOne Bancorp, Inc.	42,787	370,108
Hawthorn Bancshares, Inc.	2,650	48,548
HBT Financial, Inc.	16,600	196,710
Heartland Financial U.S.A., Inc.	23,405	805,834
Heritage Commerce Corp.	29,498	204,421
Heritage Financial Corp., Washington	22,026	439,198
Home Bancshares, Inc. (b)	94,396	1,530,159
HomeTrust Bancshares, Inc.	11,346	159,184
Hope Bancorp, Inc.	71,026	600,880
Horizon Bancorp, Inc. Indiana	31,602	353,310
Howard Bancorp, Inc. (a)	11,970	117,426
Huntington Bancshares, Inc.	555,728	5,229,400
Independent Bank Corp.	15,779	235,265
Independent Bank Corp., Massachusetts	19,821	1,245,750
Independent Bank Group, Inc. (b)	24,968	1,161,012
International Bancshares Corp.	37,650	1,188,987
Investar Holding Corp.	8,715	118,524
Investors Bancorp, Inc.	144,728	1,121,642
Lakeland Bancorp, Inc.	40,167	426,975
Lakeland Financial Corp.	13,946	637,193
Landmark Bancorp, Inc.	2,648	55,634
LCNB Corp.	12,147	178,075
Live Oak Bancshares, Inc.	19,604	434,817
Macatawa Bank Corp.	20,908	153,047
Mercantil Bank Holding Corp. Class A (a)(b)	23,541	309,564
Mercantile Bank Corp.	12,064	263,478
Metrocity Bankshares, Inc.	10,365	141,379
Midland States Bancorp, Inc.	16,529	241,489
MidWestOne Financial Group, Inc.	11,723	222,620
National Bankshares, Inc.	4,034	100,164
NBT Bancorp, Inc.	26,688	813,183
Nicolet Bankshares, Inc. (a)	7,073	424,521
Northeast Bank	7,547	140,827
Northrim Bancorp, Inc.	5,057	136,084
Norwood Financial Corp.	3,432	84,942
Oak Valley Bancorp Oakdale California	5,385	72,698
OceanFirst Financial Corp.	35,940	561,023
Old National Bancorp, Indiana	91,349	1,277,059
Old Point Financial Corp.	2,955	46,246
Old Second Bancorp, Inc.	25,460	208,008
Origin Bancorp, Inc.	13,756	325,742
Orrstown Financial Services, Inc.	7,486	103,082
Pacific Mercantile Bancorp (a)	11,962	44,379
Pacific Premier Bancorp, Inc. (b)	53,627	1,211,434
PacWest Bancorp	60,656	1,157,316
Patriot National Bancorp, Inc.	1,781	9,974
Peapack-Gladstone Financial Corp.	13,648	232,016
Penns Woods Bancorp, Inc.	4,912	101,924
People's Utah Bancorp	12,757	263,049
Peoples Bancorp of North Carolina	3,056	51,952
Peoples Bancorp, Inc.	13,997	295,897
Peoples Financial Services Corp.	4,449	162,122
Peoples United Financial, Inc. (b)	234,095	2,476,725
Pinnacle Financial Partners, Inc.	43,227	1,726,919
Popular, Inc.	46,766	1,732,213
Preferred Bank, Los Angeles (b)	10,776	403,022
Premier Financial Bancorp, Inc.	13,603	174,390
Professional Holdings Corp. (A Shares)	739	8,550
QCR Holdings, Inc.	11,391	341,388
RBB Bancorp	10,860	140,854
Red River Bancshares, Inc.	3,386	147,359
Reliant Bancorp, Inc.	8,809	127,731
Renasant Corp.	31,733	805,066
Republic Bancorp, Inc., Kentucky Class A	13,488	414,891
Republic First Bancorp, Inc. (a)	51,967	108,611
S&T Bancorp, Inc.	21,363	431,426
Salisbury Bancorp, Inc.	1,630	58,207
Sandy Spring Bancorp, Inc.	31,653	757,140
SB Financial Group, Inc.	4,486	62,086
Seacoast Banking Corp., Florida (a)	35,690	722,366
Select Bancorp, Inc. New (a)	8,656	66,218
ServisFirst Bancshares, Inc. (b)	31,925	1,170,051
Shore Bancshares, Inc.	9,065	88,384
Sierra Bancorp	9,675	172,892
Signature Bank	29,509	2,863,258
Simmons First National Corp. Class A	64,913	1,108,065
SmartFinancial, Inc.	10,154	139,821
Sound Financial Bancorp, Inc.	1,189	33,887
South State Corp.	40,219	2,239,394
Southern First Bancshares, Inc. (a)	4,670	120,953
Southern National Bancorp of Virginia, Inc.	16,511	141,169
Southside Bancshares, Inc.	20,855	574,660
Spirit of Texas Bancshares, Inc. (a)	8,516	106,450
Stock Yards Bancorp, Inc.	17,937	770,035
Summit Financial Group, Inc.	12,099	178,460
Summit State Bank	3,403	33,690
SVB Financial Group (a)	28,937	7,389,931
TCF Financial Corp.	87,284	2,346,194
Texas Capital Bancshares, Inc. (a)	27,398	887,421
The Bank of Princeton	4,666	90,894
The First Bancorp, Inc.	6,787	144,427
TowneBank	45,450	805,829
Trico Bancshares	20,207	559,532
TriState Capital Holdings, Inc. (a)	15,221	211,572
Triumph Bancorp, Inc. (a)	13,714	391,672
Trustmark Corp.	36,411	854,930
UMB Financial Corp.	29,149	1,565,884
Umpqua Holdings Corp.	119,340	1,346,155
Union Bankshares Corp.	45,156	1,050,329
Union Bankshares, Inc.	2,283	44,222
United Bankshares, Inc., West Virginia (b)	70,607	1,845,667
United Community Bank, Inc.	45,447	823,500
United Security Bancshares, Inc.	3,641	26,761
Unity Bancorp, Inc.	6,284	83,452
Univest Corp. of Pennsylvania	18,579	298,936
Valley National Bancorp	223,363	1,677,456
Veritex Holdings, Inc.	26,629	478,789
Washington Trust Bancorp, Inc.	11,648	388,810
WesBanco, Inc.	38,074	846,004
West Bancorp., Inc.	9,814	172,726
Westamerica Bancorp.	15,600	949,416
Wintrust Financial Corp.	33,727	1,467,799
Zions Bancorp NA	86,221	2,772,867
		130,427,871
Capital Markets - 1.5%
AGM Group Holdings, Inc. (a)(b)	2,758	39,439
B. Riley Financial, Inc.	17,946	480,594
BGC Partners, Inc. Class A	163,907	413,046
Blucora, Inc. (a)	27,367	326,488
BMB Munai, Inc. (a)(b)	35,806	853,257
Capital Southwest Corp.	12,254	180,869
Capitala Finance Corp. (b)	1,621	16,275
Carlyle Group LP (b)	197,703	5,102,714
China Finance Online Co. Ltd. ADR (a)(b)	1,817	14,627
China Internet Nationwide Financial Services, Inc. (a)(b)	11,616	5,227
CM Finance, Inc.	12,109	39,112
CME Group, Inc.	204,315	35,932,879
Cowen Group, Inc. Class A (b)	17,974	325,150
Crescent Capital BDC, Inc.	1,553	19,180
Diamond Hill Investment Group, Inc.	2,071	256,618
E*TRADE Financial Corp.	125,712	6,801,019
Focus Financial Partners, Inc. Class A (a)	26,519	938,507
Futu Holdings Ltd. ADR (a)	18,962	610,008
Greenpro Capital Corp. (a)(b)	38,241	42,448
Hamilton Lane, Inc. Class A	17,418	1,273,430
Harvest Capital Credit Corp.	3,546	11,205
Hennessy Advisors, Inc. (b)	4,729	41,568
Horizon Technology Finance Corp.	6,016	72,433
Interactive Brokers Group, Inc.	44,083	2,337,281
INTL FCStone, Inc. (a)	11,087	628,633
LPL Financial	44,870	3,686,519
MarketAxess Holdings, Inc.	21,575	10,484,156
Morningstar, Inc.	24,299	3,891,485
Newtek Business Services Corp. (b)	9,757	184,700
Northern Trust Corp.	118,436	9,698,724
Open Lending Corp. (a)(b)	63,770	1,394,012
Puhui Wealth Investment Management Co. Ltd. (a)	2,334	7,189
SEI Investments Co. (b)	83,565	4,375,463
Siebert Financial Corp. (a)(b)	18,877	71,355
Silvercrest Asset Management Group Class A	8,360	104,834
T. Rowe Price Group, Inc.	129,334	18,004,586
TD Ameritrade Holding Corp.	307,253	11,792,370
The NASDAQ OMX Group, Inc.	93,572	12,577,948
Tradeweb Markets, Inc. Class A	51,388	2,944,019
U.S. Global Investments, Inc. Class A	17,228	63,744
Up Fintech Holdings Ltd. ADR (a)	28,215	151,515
Value Line, Inc.	5,984	156,182
Victory Capital Holdings, Inc. (b)	9,060	157,553
Virtu Financial, Inc. Class A	69,316	1,790,432
Virtus Investment Partners, Inc.	4,523	641,814
Wins Finance Holdings, Inc. (a)(b)	11,268	259,051
WisdomTree Investments, Inc.	86,714	324,310
XP, Inc. Class A (a)	201,437	9,948,973
Yintech Investment Holdings Ltd. sponsored ADR	9,459	68,956
		149,541,897
Consumer Finance - 0.1%
360 Finance, Inc. ADR (a)	56,872	710,900
Atlanticus Holdings Corp. (a)	10,424	88,604
Consumer Portfolio Services, Inc. (a)	17,297	56,042
Credit Acceptance Corp. (a)(b)	10,064	3,892,755
Encore Capital Group, Inc. (a)(b)	17,451	801,699
EZCORP, Inc. (non-vtg.) Class A (a)	27,154	146,089
First Cash Financial Services, Inc.	24,047	1,436,808
Golden Bull Ltd. (a)(b)	23,461	116,601
LendingTree, Inc. (a)	7,414	2,290,481
LexinFintech Holdings Ltd. ADR (a)(b)	63,058	492,483
Mogo, Inc. (a)(b)	14,441	24,983
Navient Corp.	105,008	954,523
Nicholas Financial, Inc. (a)	5,880	47,334
Oportun Financial Corp. (a)	16,861	211,606
Pintec Technology Holdings Ltd. ADR (a)	7,937	7,540
PRA Group, Inc. (a)	25,798	1,204,122
SLM Corp.	216,092	1,650,943
World Acceptance Corp. (a)(b)	4,944	449,855
		14,583,368
Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc. (a)	4,846	115,916
Alerus Financial Corp.	7,192	148,083
GWG Holdings, Inc. (a)(b)	4,350	38,019
LM Funding America, Inc. (a)	30,394	19,878
Marlin Business Services Corp.	10,171	68,146
SWK Holdings Corp. (a)	2,664	33,939
		423,981
Insurance - 0.6%
1347 Property Insurance Holdings, Inc. (a)	3,213	13,173
American National Group, Inc.	16,505	1,238,040
Amerisafe, Inc.	11,727	782,543
Arch Capital Group Ltd. (a)	230,968	7,284,731
Atlas Financial Holdings, Inc. (a)	12,786	4,965
Brighthouse Financial, Inc. (a)	52,211	1,585,126
BRP Group, Inc. (a)	18,406	506,349
Cincinnati Financial Corp. (b)	92,583	7,352,016
Conifer Holdings, Inc. (a)	3,312	9,903
Donegal Group, Inc. Class A	18,229	263,044
eHealth, Inc. (a)	14,680	926,602
Enstar Group Ltd. (a)	11,680	2,090,603
Erie Indemnity Co. Class A	26,447	5,644,848
Fanhua, Inc. ADR	18,931	384,110
Fednat Holding Co.	9,090	77,174
Global Indemnity Group LLC Class A	7,184	166,884
GoHealth, Inc. (a)	45,268	629,678
Goosehead Insurance	9,451	971,185
Greenlight Capital Re, Ltd. (a)	22,256	161,801
Hallmark Financial Services, Inc. (a)	11,649	38,908
Investors Title Co.	1,165	158,510
James River Group Holdings Ltd.	16,877	822,079
Kingstone Companies, Inc.	5,340	31,880
Kinsale Capital Group, Inc.	12,584	2,607,782
Maiden Holdings Ltd. (a)	68,371	86,831
National General Holdings Corp.	64,712	2,203,444
National Western Life Group, Inc.	2,111	464,399
NI Holdings, Inc. (a)	13,483	220,043
Oxbridge Re Holdings Ltd. (a)	5,511	6,172
Palomar Holdings, Inc. (a)	14,206	1,596,044
Principal Financial Group, Inc.	154,590	6,509,785
Protective Insurance Corp. Class B	9,179	131,810
Safety Insurance Group, Inc.	8,823	638,785
Selective Insurance Group, Inc.	36,295	2,170,804
Sirius International Insurance (a)	35,468	401,852
State Auto Financial Corp.	26,372	406,920
Tiptree, Inc.	21,094	118,970
Trean Insurance Group, Inc. (a)	28,354	443,740
Trupanion, Inc. (a)(b)	19,633	1,231,578
Unico American Corp. (a)	851	4,468
United Fire Group, Inc.	17,033	428,891
United Insurance Holdings Corp.	27,483	208,046
Watford Holdings Ltd. (a)	11,708	187,328
Willis Towers Watson PLC	73,025	15,008,828
		66,220,672
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	317,767	4,483,692
Manhattan Bridge Capital, Inc. (b)	7,113	29,875
New York Mortgage Trust, Inc.	201,790	532,726
		5,046,293
Thrifts & Mortgage Finance - 0.1%
America First Tax Exempt Investors LP	39,141	168,698
Bogota Financial Corp.	8,810	62,287
Capitol Federal Financial, Inc.	88,464	826,254
Carver Bancorp, Inc. (a)(b)	1,018	6,169
Columbia Financial, Inc. (a)	72,096	769,264
Dime Community Bancshares, Inc.	21,887	282,342
First Defiance Financial Corp.	24,001	438,618
FS Bancorp, Inc.	3,075	121,832
Greene County Bancorp, Inc.	4,298	100,831
Hingham Institution for Savings	1,454	266,605
HMN Financial, Inc. (a)	2,581	36,315
Home Bancorp, Inc.	7,434	179,605
HomeStreet, Inc.	15,703	429,791
Kearny Financial Corp.	52,753	409,363
Luther Burbank Corp.	16,961	157,568
Merchants Bancorp/IN	8,305	169,256
Meridian Bancorp, Inc. Maryland	35,661	415,094
Meta Financial Group, Inc. (b)	21,290	410,471
MMA Capital Management, LLC (a)	4,253	99,860
NMI Holdings, Inc. (a)(b)	45,980	788,557
Northfield Bancorp, Inc.	40,297	389,269
Northwest Bancshares, Inc.	95,362	964,110
PCSB Financial Corp.	16,016	203,083
Provident Bancorp, Inc.	14,544	113,152
Prudential Bancorp, Inc.	6,449	63,781
Randolph Bancorp, Inc. (a)	3,346	36,471
Riverview Bancorp, Inc.	15,015	62,012
Severn Bancorp, Inc.	3,614	22,190
Southern Missouri Bancorp, Inc.	6,368	150,794
Sterling Bancorp, Inc.	7,969	23,668
TFS Financial Corp.	173,706	2,683,758
Timberland Bancorp, Inc.	5,704	99,763
Trustco Bank Corp., New York	71,787	427,851
Washington Federal, Inc.	43,704	1,024,859
Waterstone Financial, Inc.	20,236	313,456
Westfield Financial, Inc.	19,217	98,391
WMI Holdings Corp. (a)	52,465	961,421
WSFS Financial Corp.	29,890	875,777
		14,652,586

TOTAL FINANCIALS		380,896,668

HEALTH CARE - 9.8%
Biotechnology - 5.6%
89Bio, Inc. (a)	9,565	368,253
Abeona Therapeutics, Inc. (a)	44,237	103,957
AC Immune SA (a)(b)	40,225	312,146
ACADIA Pharmaceuticals, Inc. (a)(b)	89,406	3,539,584
Acceleron Pharma, Inc. (a)	33,967	3,310,763
Acorda Therapeutics, Inc. (a)(b)	24,577	13,672
Adamas Pharmaceuticals, Inc. (a)	14,212	73,618
Adaptimmune Therapeutics PLC sponsored ADR (a)	76,007	661,261
Aditx Therapeutics, Inc. (a)	2,896	9,296
ADMA Biologics, Inc. (a)(b)	46,418	118,366
Aduro Biotech, Inc. (a)	57,487	178,210
Adverum Biotechnologies, Inc. (a)	54,139	660,496
Aeglea BioTherapeutics, Inc. (a)	27,375	199,153
AEterna Zentaris, Inc. (a)	23,853	11,163
Affimed NV (a)	47,521	163,947
Agenus, Inc. (a)	92,663	403,547
Agios Pharmaceuticals, Inc. (a)(b)	38,501	1,578,926
Aikido Pharma, Inc. (a)	4,137	2,644
Aileron Therapeutics, Inc. (a)	30,009	38,412
Aimmune Therapeutics, Inc. (a)(b)	37,257	1,274,935
Akebia Therapeutics, Inc. (a)	79,457	827,147
Akero Therapeutics, Inc. (a)	19,689	641,861
Akouos, Inc. (a)	19,469	436,495
Albireo Pharma, Inc. (a)	9,249	257,307
Aldeyra Therapeutics, Inc. (a)	19,620	128,119
Alector, Inc. (a)(b)	44,242	571,607
Alexion Pharmaceuticals, Inc. (a)	125,865	14,376,300
Alkermes PLC (a)	87,898	1,453,833
Allakos, Inc. (a)(b)	28,175	2,523,917
Allena Pharmaceuticals, Inc. (a)(b)	13,274	17,920
Allogene Therapeutics, Inc. (a)(b)	78,463	2,797,206
Allovir, Inc. (a)	34,295	1,110,815
Alnylam Pharmaceuticals, Inc. (a)(b)	65,585	8,699,194
Alpine Immune Sciences, Inc. (a)	13,564	110,682
Alterity Therapeutics Ltd. ADR (a)	12,128	28,501
Altimmune, Inc. (a)	14,423	243,316
ALX Oncology Holdings, Inc. (a)	19,218	777,176
Amarin Corp. PLC ADR (a)(b)	208,464	1,617,681
Amgen, Inc.	334,956	84,851,054
Amicus Therapeutics, Inc. (a)(b)	152,554	2,227,288
AnaptysBio, Inc. (a)	14,537	251,926
Anavex Life Sciences Corp. (a)(b)	41,576	176,282
Anika Therapeutics, Inc. (a)	7,769	297,786
Annexon, Inc. (a)	17,466	430,886
Apellis Pharmaceuticals, Inc. (a)	42,543	1,311,601
Applied Genetic Technologies Corp. (a)	13,372	68,732
Applied Molecular Transport, Inc.	19,852	508,608
Applied Therapeutics, Inc. (a)	12,382	298,406
Aprea Therapeutics, Inc.	12,020	325,742
Aptevo Therapeutics, Inc. (a)	3,717	29,141
Aptinyx, Inc. (a)	28,894	95,639
Aptorum Group Ltd. (a)(b)	1,449	2,941
Aptose Biosciences, Inc. (a)	45,727	256,071
AquaBounty Technologies, Inc. (a)	28,451	81,085
AquaMed Technologies, Inc. (a)(c)	19,156	0
Aravive, Inc. (a)(b)	9,077	51,739
Arbutus Biopharma Corp. (a)	42,327	123,172
ARCA Biopharma, Inc. (a)	1,795	9,837
Arcturus Therapeutics Holdings, Inc. (a)	13,688	660,309
Arcutis Biotherapeutics, Inc. (a)	21,670	543,267
Ardelyx, Inc. (a)	56,480	324,195
Arena Pharmaceuticals, Inc. (a)	31,951	2,230,819
Argenx SE ADR (a)	14,971	3,462,343
Arrowhead Pharmaceuticals, Inc. (a)(b)	58,555	2,473,363
Ascendis Pharma A/S sponsored ADR (a)	26,851	3,978,781
Assembly Biosciences, Inc. (a)	19,533	427,187
Atara Biotherapeutics, Inc. (a)(b)	46,620	628,438
Athenex, Inc. (a)(b)	47,887	550,222
Athersys, Inc. (a)(b)	109,566	238,854
Atossa Therapeutics, Inc. (a)	9,613	24,513
Atreca, Inc. (a)(b)	16,558	235,455
aTyr Pharma, Inc. (a)	5,845	21,977
Aurinia Pharmaceuticals, Inc. (a)	70,118	1,039,850
Autolus Therapeutics Ltd. ADR (a)	19,943	292,564
AVEO Pharmaceuticals, Inc. (a)	13,679	65,112
Avid Bioservices, Inc. (a)	31,449	263,857
Avidity Biosciences, Inc.	17,422	501,754
Avita Therapeutics, Inc. (a)(b)	3,584	91,858
AVROBIO, Inc.(a)	19,381	335,679
Axcella Health, Inc. (a)	20,100	100,500
Axovant Gene Therapies Ltd. (a)	23,058	68,482
Beam Therapeutics, Inc. (b)	32,814	823,960
BeiGene Ltd. ADR (a)	24,251	5,858,314
Bellicum Pharmaceuticals, Inc. (a)(b)	2,921	17,380
BELLUS Health, Inc. (a)	34,556	86,044
BeyondSpring, Inc. (a)	16,448	204,449
Bicycle Therapeutics PLC ADR (a)	3,735	66,558
Bio Path Holdings, Inc. (a)	1,554	6,682
Biocept, Inc. (a)(b)	66,834	44,445
BioCryst Pharmaceuticals, Inc. (a)(b)	97,161	403,218
Biogen, Inc. (a)	92,932	26,730,960
BioLine RX Ltd. sponsored ADR (a)(b)	5,772	10,505
BioMarin Pharmaceutical, Inc. (a)	102,906	8,029,755
BioNTech SE ADR (a)(b)	30,190	1,849,138
Biospecifics Technologies Corp. (a)	4,954	319,533
BioXcel Therapeutics, Inc. (a)(b)	12,737	519,033
Black Diamond Therapeutics, Inc. (a)	20,069	577,385
bluebird bio, Inc. (a)	38,270	2,269,411
Blueprint Medicines Corp. (a)	30,593	2,368,816
BrainStorm Cell Therpeutic, Inc. (a)(b)	20,843	262,830
Bridgebio Pharma, Inc. (a)(b)	68,494	2,045,231
Burning Rock Biotech Ltd. ADR	7,416	171,013
Cabaletta Bio, Inc. (a)	13,397	141,338
Calithera Biosciences, Inc. (a)	37,331	150,444
Calyxt, Inc. (a)	20,759	112,825
Cancer Genetics, Inc. (a)	4,795	25,749
Capricor Therapeutics, Inc. (a)(b)	9,339	56,314
Cardiff Oncology, Inc. (a)(b)	12,690	100,759
CareDx, Inc. (a)(b)	27,154	927,309
CASI Pharmaceuticals, Inc. (a)	57,733	98,723
Castle Biosciences, Inc. (a)(b)	10,479	479,205
Catabasis Pharmaceuticals, Inc. (a)	13,251	87,457
Catalyst Biosciences, Inc. (a)	11,322	59,101
Catalyst Pharmaceutical Partners, Inc. (a)	57,815	189,633
Celldex Therapeutics, Inc. (a)(b)	21,862	261,032
Cellectis SA sponsored ADR (a)	13,326	245,865
Cellular Biomedicine Group, Inc. (a)	13,951	259,210
Celsion Corp. (a)	19,262	17,769
Centogene NV (a)	11,156	129,410
Checkpoint Therapeutics, Inc. (a)	23,493	51,215
ChemoCentryx, Inc. (a)(b)	38,907	2,081,525
Chimerix, Inc. (a)	38,096	107,050
China Biologic Products Holdings, Inc. (a)	21,809	2,301,940
Cidara Therapeutics, Inc. (a)	28,559	90,818
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Cleveland Biolabs, Inc. (a)	5,822	10,829
Clovis Oncology, Inc. (a)(b)	49,292	256,811
CohBar, Inc. (a)	15,928	14,861
Coherus BioSciences, Inc. (a)(b)	39,473	748,803
Concert Pharmaceuticals, Inc. (a)	16,713	160,779
Constellation Pharmaceuticals, Inc. (a)	26,839	564,961
ContraFect Corp. (a)	15,998	87,509
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	45,502	422,486
Cortexyme, Inc. (a)(b)	16,512	726,033
Corvus Pharmaceuticals, Inc. (a)(b)	26,261	99,529
Crinetics Pharmaceuticals, Inc. (a)	19,622	314,541
CRISPR Therapeutics AG (a)(b)	38,910	3,636,529
CTI BioPharma Corp. (a)	59,493	66,037
Cue Biopharma, Inc. (a)	15,106	269,944
CureVac NV (a)(b)	100,183	5,518,080
Curis, Inc. (a)	61,643	67,807
Cyclacel Pharmaceuticals, Inc. (a)	3,131	11,960
Cyclerion Therapeutics, Inc. (a)	16,702	113,908
Cytokinetics, Inc. (a)(b)	37,909	908,300
CytomX Therapeutics, Inc. (a)	26,243	191,574
DBV Technologies SA sponsored ADR (a)(b)	30,746	66,411
Deciphera Pharmaceuticals, Inc. (a)	32,408	1,458,684
DelMar Pharmaceuticals, Inc. (a)	2,797	3,356
Denali Therapeutics, Inc. (a)(b)	59,410	1,895,179
DermTech, Inc. (a)	10,120	119,112
DiaMedica Therapeutics, Inc. (a)	6,250	29,688
Dicerna Pharmaceuticals, Inc. (a)	41,321	765,265
Diffusion Pharmaceuticals, Inc. (a)	27,419	26,857
Dyadic International, Inc. (a)(b)	15,088	119,950
Dynavax Technologies Corp. (a)(b)	61,201	365,982
Eagle Pharmaceuticals, Inc. (a)(b)	7,815	310,099
Edesa Biotech, Inc. (a)	2,989	27,887
Edge Therapeutics, Inc. (a)	11,050	26,852
Editas Medicine, Inc. (a)(b)	35,466	1,249,467
Eidos Therapeutics, Inc. (a)(b)	21,772	942,292
Eiger Biopharmaceuticals, Inc. (a)	13,768	153,789
Enanta Pharmaceuticals, Inc. (a)	11,024	575,343
Enlivex Therapeutics Ltd. (a)	6,306	32,791
Enochian Biosciences, Inc. (a)(b)	23,627	96,398
Entasis Therapeutics Holdings, Inc. (a)	4,096	10,854
Epizyme, Inc. (a)	56,756	737,828
Equillium, Inc. (a)	8,705	51,272
Esperion Therapeutics, Inc. (a)(b)	15,036	542,800
Essa Pharma, Inc. (a)	9,684	68,079
Evelo Biosciences, Inc. (a)(b)	22,850	101,454
Exact Sciences Corp. (a)(b)	85,409	6,430,444
Exelixis, Inc. (a)	175,756	3,905,298
Exicure, Inc. (a)	46,150	91,839
Fate Therapeutics, Inc. (a)	48,571	1,767,984
Fennec Pharmaceuticals, Inc. (a)	17,500	95,900
FibroGen, Inc. (a)(b)	49,995	2,241,276
Five Prime Therapeutics, Inc. (a)	20,245	86,446
Flexion Therapeutics, Inc. (a)(b)	32,296	376,571
Forma Therapeutics Holdings, Inc.	23,264	1,021,988
Forte Biosciences, Inc. (a)	5,744	179,500
Fortress Biotech, Inc. (a)	70,701	279,622
Forward Pharma A/S sponsored ADR (a)	499	3,119
Freeline Therapeutics Holdings PLC ADR (a)	17,896	288,305
Frequency Therapeutics, Inc. (b)	19,874	384,363
Fusion Pharmaceuticals, Inc. (a)	23,089	297,155
G1 Therapeutics, Inc. (a)	20,920	321,122
Galapagos Genomics NV sponsored ADR (a)	4,161	554,079
Galectin Therapeutics, Inc. (a)	32,120	85,118
Galera Therapeutics, Inc. (a)	6,960	54,358
Galmed Pharmaceuticals Ltd. (a)	19,960	97,405
Gamida Cell Ltd. (a)	18,175	79,243
Generation Bio Co.	25,120	784,498
Genetron Holdings Ltd. ADR (b)	8,457	104,698
Genfit ADR (a)(b)	3,215	16,107
Genmab A/S ADR (a)	23,706	895,139
Genocea Biosciences, Inc. (a)(b)	25,039	60,594
Genprex, Inc. (a)(b)	21,698	85,924
Geron Corp. (a)	215,465	441,703
Gilead Sciences, Inc.	714,330	47,681,528
Global Blood Therapeutics, Inc. (a)(b)	35,140	2,206,089
GlycoMimetics, Inc. (a)	25,873	95,471
Gossamer Bio, Inc. (a)(b)	42,138	585,718
Grifols SA ADR	72,834	1,167,529
Gritstone Oncology, Inc. (a)	22,773	75,379
Halozyme Therapeutics, Inc. (a)	77,948	2,260,102
Harpoon Therapeutics, Inc. (a)	14,671	201,873
Heat Biologics, Inc. (a)	80,218	101,075
Heron Therapeutics, Inc. (a)(b)	53,082	759,073
Histogen, Inc. (a)	7,869	15,738
Homology Medicines, Inc. (a)	25,678	272,957
Hookipa Pharma, Inc. (a)	13,294	118,848
I-Mab ADR	5,338	210,531
Ideaya Biosciences, Inc. (a)	16,343	197,750
Idera Pharmaceuticals, Inc. (a)(b)	34,140	71,011
IGM Biosciences, Inc. (a)(b)	13,900	597,700
Immatics NV (a)(b)	33,359	312,907
Immunic, Inc. (a)	7,765	124,628
ImmunoGen, Inc. (a)	96,951	358,719
Immunomedics, Inc. (a)(b)	131,348	5,852,867
Immunovant, Inc. (a)(b)	46,520	1,579,819
Imv, Inc. (a)	26,492	110,895
Incyte Corp. (a)	123,484	11,897,683
Infinity Pharmaceuticals, Inc. (a)	42,036	46,660
InflaRx NV (a)(b)	14,516	63,870
Inhibrx, Inc. (a)	20,085	351,287
Inmune Bio, Inc. (a)	6,841	71,831
Inovio Pharmaceuticals, Inc. (a)(b)	90,095	1,080,239
Inozyme Pharma, Inc. (a)	11,206	335,956
Insmed, Inc. (a)	60,294	1,699,688
Intec Pharma Ltd. (a)(b)	27,156	8,364
Intellia Therapeutics, Inc. (a)(b)	30,725	663,046
Intercept Pharmaceuticals, Inc. (a)(b)	18,401	917,842
Inventiva SA ADR (a)	2,231	26,973
Ionis Pharmaceuticals, Inc. (a)	80,324	4,377,658
Iovance Biotherapeutics, Inc. (a)(b)	82,986	2,765,923
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	90,766	916,737
iTeos Therapeutics, Inc. (a)	17,694	513,126
Iveric Bio, Inc. (a)	50,254	225,640
Jounce Therapeutics, Inc. (a)	23,443	113,464
Kalvista Pharmaceuticals, Inc. (a)	14,657	192,007
Kamada (a)(b)	24,022	238,298
Karuna Therapeutics, Inc. (a)(b)	14,740	1,126,136
Karyopharm Therapeutics, Inc. (a)	40,686	618,834
Keros Therapeutics, Inc. (b)	11,625	622,403
Kezar Life Sciences, Inc. (a)	22,410	108,913
Kindred Biosciences, Inc. (a)	28,794	142,818
Kiniksa Pharmaceuticals Ltd. (a)(b)	16,603	293,375
Kodiak Sciences, Inc. (a)(b)	25,968	1,365,657
Krystal Biotech, Inc. (a)	10,722	512,619
Kura Oncology, Inc. (a)	30,125	749,811
Kymera Therapeutics, Inc. (a)	23,184	739,570
La Jolla Pharmaceutical Co. (a)(b)	17,647	74,117
Lantern Pharma, Inc. (a)	1,790	29,714
Larimar Therapeutics, Inc. (a)(b)	8,497	104,598
Leap Therapeutics, Inc. (a)	28,305	49,251
Legend Biotech Corp. ADR	11,323	384,982
Lexicon Pharmaceuticals, Inc. (a)(b)	55,890	97,808
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	8,887	906,474
General CVR (a)	1,518	9
Glucagon CVR (a)	1,518	15
rights (a)	1,518	9
TR Beta CVR (a)	1,518	319
Liminal BioSciences, Inc. (a)(b)	13,293	152,138
LogicBio Therapeutics, Inc. (a)(b)	14,622	92,119
Macrogenics, Inc. (a)	30,046	869,531
Madrigal Pharmaceuticals, Inc. (a)	8,896	958,099
Magenta Therapeutics, Inc. (a)	23,609	171,637
MannKind Corp. (a)(b)	116,841	203,303
Marker Therapeutics, Inc. (a)	38,560	69,408
MediciNova, Inc. (a)	25,966	136,062
MEI Pharma, Inc. (a)	53,702	146,069
MeiraGTx Holdings PLC (a)(b)	20,488	266,549
Mereo Biopharma Group PLC ADR (a)(b)	8,456	25,283
Merrimack Pharmaceuticals, Inc.	2,337	9,652
Mersana Therapeutics, Inc. (a)	38,414	736,012
Merus BV (a)	16,443	198,467
Mesoblast Ltd. sponsored ADR (a)	7,548	146,129
Minerva Neurosciences, Inc. (a)	25,872	82,273
Miragen Therapeutics, Inc. (a)	30,380	28,129
Mirati Therapeutics, Inc. (a)	24,693	3,688,393
Mirum Pharmaceuticals, Inc. (a)(b)	14,847	385,428
Moderna, Inc. (a)(b)	221,436	14,368,982
Molecular Templates, Inc. (a)	26,136	303,439
Moleculin Biotech, Inc. (a)	11,373	9,972
Momenta Pharmaceuticals, Inc. (a)	68,049	3,550,116
Monopar Therapeutics, Inc. (a)	2,595	14,662
Morphic Holding, Inc. (a)	17,376	460,464
Morphosys AG sponsored ADR (a)(b)	9,616	301,173
Mustang Bio, Inc. (a)	25,680	83,974
Myriad Genetics, Inc. (a)	40,846	546,111
NantKwest, Inc. (a)(b)	60,393	440,869
Natera, Inc. (a)(b)	45,146	2,876,252
Neoleukin Therapeutics, Inc. (a)(b)	22,529	286,344
Neubase Therapeutics, Inc. (a)(b)	13,736	110,300
Neurobo Pharmaceuticals, Inc. (a)(b)	9,229	56,112
Neurobo Pharmaceuticals, Inc. rights (a)(c)	15,305	0
Neurocrine Biosciences, Inc. (a)	52,852	6,153,030
NewLink Genetics Corp. (a)(b)	4,873	74,313
NextCure, Inc. (a)(b)	14,919	134,122
Nkarta, Inc. (a)(b)	14,300	352,352
Novavax, Inc. (a)(b)	36,236	3,998,280
NuCana PLC ADR (a)(b)	8,882	49,206
Nurix Therapeutics, Inc. (a)	19,432	454,709
Nymox Pharmaceutical Corp. (a)(b)	41,592	104,812
ObsEva SA (a)(b)	34,218	97,179
Ocugen, Inc. (a)	78,929	27,483
Oncolytics Biotech, Inc. (a)	16,210	28,211
OncoSec Medical, Inc. (a)	14,351	50,659
Oncternal Therapeutics, Inc. (a)	6,502	13,849
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	8,401	17,894
Opko Health, Inc. (a)(b)	378,730	1,227,085
Orchard Therapeutics PLC ADR (a)	34,009	201,673
Organogenesis Holdings, Inc. Class A (a)	57,381	247,025
Organovo Holdings, Inc. (a)	6,057	55,240
Orgenesis, Inc. (a)	11,563	60,937
ORIC Pharmaceuticals, Inc. (a)(b)	17,747	444,562
Outlook Therapeutics, Inc. (a)(b)	71,228	47,010
OvaScience, Inc. (a)(b)	2,106	3,812
Ovid Therapeutics, Inc. (a)	37,801	216,978
Oyster Point Pharma, Inc. (a)	13,535	308,057
Pandion Therapeutics, Inc. (a)	14,646	270,951
Passage Bio, Inc.	25,715	425,840
PDL BioPharma, Inc. (a)	72,841	244,017
PhaseBio Pharmaceuticals, Inc. (a)(b)	19,878	76,729
Pieris Pharmaceuticals, Inc. (a)(b)	45,039	128,812
Pluristem Therapeutics, Inc. (a)(b)	12,690	145,681
Polarityte, Inc. (a)(b)	16,092	19,471
Poseida Therapeutics, Inc. (a)(b)	31,200	292,968
Precigen, Inc. (a)(b)	95,199	575,954
Precision BioSciences, Inc. (a)	30,313	170,965
Prevail Therapeutics, Inc. (a)	19,250	235,813
Principia Biopharma, Inc. (a)	18,641	1,864,286
ProQR Therapeutics BV (a)(b)	29,511	185,919
Protagonist Therapeutics, Inc. (a)	19,368	433,843
Protara Therapeutics, Inc. (a)	3,272	70,021
Proteostasis Therapeutics, Inc. (a)(b)	39,785	53,710
Prothena Corp. PLC (a)	28,527	369,710
PTC Therapeutics, Inc. (a)	35,059	1,732,791
Puma Biotechnology, Inc. (a)(b)	20,857	214,619
Qualigen Therapeutics, Inc. (a)(b)	10,616	51,063
Radius Health, Inc. (a)	28,364	351,146
RAPT Therapeutics, Inc. (a)	13,399	356,413
Recro Pharma, Inc. (a)	13,660	37,565
Regeneron Pharmaceuticals, Inc. (a)(b)	57,464	35,623,658
REGENXBIO, Inc. (a)	20,288	619,190
Regulus Therapeutics, Inc. (a)(b)	26,459	14,023
Relay Therapeutics, Inc. (a)	46,033	1,850,066
Repare Therapeutics, Inc. (b)	21,402	529,485
Repligen Corp. (a)	29,744	4,607,643
Replimune Group, Inc. (a)	22,332	602,964
Retrophin, Inc. (a)	26,328	515,766
Revolution Medicines, Inc.	37,031	1,049,459
Rhythm Pharmaceuticals, Inc. (a)	28,698	846,878
Rigel Pharmaceuticals, Inc. (a)	90,653	225,726
Rocket Pharmaceuticals, Inc. (a)(b)	35,801	915,432
Rubius Therapeutics, Inc. (a)(b)	48,503	233,542
Sage Therapeutics, Inc. (a)(b)	28,996	1,520,550
Salarius Pharmaceuticals, Inc. (a)(b)	4,894	4,600
Salarius Pharmaceuticals, Inc. rights (a)(c)	122,366	15,051
Sangamo Therapeutics, Inc. (a)	78,659	868,002
Sarepta Therapeutics, Inc. (a)(b)	44,518	6,518,326
Savara, Inc. (a)	28,214	41,192
Scholar Rock Holding Corp. (a)	17,412	262,921
Seattle Genetics, Inc. (a)	98,644	15,619,291
Selecta Biosciences, Inc. (a)(b)	54,914	142,776
Sellas Life Sciences Group, Inc. (a)	832	1,780
Seneca Biopharma, Inc. (a)(b)	816	563
Seres Therapeutics, Inc. (a)	50,993	1,350,805
Sesen Bio, Inc. (a)	72,060	74,222
Sierra Oncology, Inc. (a)(b)	5,958	70,721
Sinovac Biotech Ltd. (a)(b)(c)	27,717	179,329
Soleno Therapeutics, Inc. (a)	25,832	55,280
Solid Biosciences, Inc. (a)(b)	30,275	72,357
Soligenix, Inc. (a)	8,820	17,375
Sonnet Biotherapeutics Holding (a)	4,319	11,316
Sorrento Therapeutics, Inc. (a)(b)	136,560	1,093,846
Spectrum Pharmaceuticals, Inc. (a)	70,924	298,590
Spero Therapeutics, Inc. (a)	13,597	147,799
Spring Bank Pharmaceuticals, Inc. (a)	7,420	9,572
Springworks Therapeutics, Inc. (a)	24,255	1,077,165
Stoke Therapeutics, Inc. (a)(b)	18,470	542,464
Summit Therapeutics PLC sponsored ADR (a)	19,411	66,968
Sunesis Pharmaceuticals, Inc. (a)(b)	57,085	15,870
Surface Oncology, Inc. (a)	21,797	141,681
Sutro Biopharma, Inc. (a)	21,776	217,978
Syndax Pharmaceuticals, Inc. (a)	20,985	342,265
Synlogic, Inc. (a)	16,162	35,556
Syros Pharmaceuticals, Inc. (a)	28,045	371,596
T2 Biosystems, Inc. (a)(b)	85,273	133,026
TCR2 Therapeutics, Inc. (a)	18,665	377,406
Tenax Therapeutics, Inc. (a)	31,497	45,041
TG Therapeutics, Inc. (a)	67,498	1,674,288
Theratechnologies, Inc. (a)	44,667	115,062
Tiziana Life Sciences PLC ADR (a)	7,550	26,652
Tobira Therapeutics, Inc. rights (a)(c)	6,103	52,181
TONIX Pharmaceuticals Holding (a)	66,341	58,725
TRACON Pharmaceuticals, Inc. (a)(b)	6,894	13,030
Translate Bio, Inc. (a)	41,490	584,594
Trevena, Inc. (a)(b)	67,495	119,466
Trillium Therapeutics, Inc. (a)	17,248	195,420
Turning Point Therapeutics, Inc. (a)	24,804	1,939,177
Twist Bioscience Corp. (a)	23,141	1,618,250
Tyme, Inc. (a)(b)	74,416	75,160
Ultragenyx Pharmaceutical, Inc. (a)(b)	35,443	3,014,782
uniQure B.V. (a)	24,750	1,009,058
United Therapeutics Corp. (a)	24,858	2,658,812
UNITY Biotechnology, Inc. (a)	28,757	90,297
Unum Therapeutics, Inc. (a)	18,341	52,455
Unum Therapeutics, Inc. rights (a)(c)	12,548	0
UroGen Pharma Ltd. (a)(b)	14,300	358,787
Vaccinex, Inc. (a)	9,110	51,654
Vanda Pharmaceuticals, Inc. (a)	32,387	333,262
Vaxart, Inc. (a)	61,878	366,937
Vaxcyte, Inc.	28,406	1,286,224
VBI Vaccines, Inc. (a)	128,769	548,556
VBL Therapeutics (a)(b)	24,873	32,086
Veracyte, Inc. (a)(b)	31,312	1,043,003
Verastem, Inc. (a)(b)	83,223	104,861
Vericel Corp. (a)	25,530	404,651
Vertex Pharmaceuticals, Inc. (a)	147,763	41,243,609
Viela Bio, Inc. (b)	30,806	1,037,854
Viking Therapeutics, Inc. (a)(b)	40,940	273,889
Vir Biotechnology, Inc. (a)	72,038	2,916,098
VistaGen Therapeutics, Inc. (a)(b)	32,116	22,481
Voyager Therapeutics, Inc. (a)	19,838	233,890
vTv Therapeutics, Inc. Class A (a)(b)	39,477	82,112
Windtree Therapeutics, Inc. (a)(b)	7,883	60,699
X4 Pharmaceuticals, Inc. (a)	10,879	91,166
Xbiotech, Inc. (a)	15,395	291,273
Xencor, Inc. (a)	32,632	1,166,594
Xenon Pharmaceuticals, Inc. (a)	19,242	233,790
XOMA Corp. (a)(b)	6,346	120,701
Y-mAbs Therapeutics, Inc. (a)	22,118	951,738
Yield10 Bioscience, Inc. (a)(b)	117	594
Zai Lab Ltd. ADR (a)	31,317	2,485,630
Zealand Pharma A/S sponsored ADR (a)(b)	4,264	163,183
Zentalis Pharmaceuticals, Inc. (b)	22,504	774,138
ZIOPHARM Oncology, Inc. (a)(b)	117,061	328,941
		568,790,368
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	25,633	7,885,223
Accelerate Diagnostics, Inc. (a)(b)	34,486	420,039
Accuray, Inc. (a)(b)	66,563	155,092
Acutus Medical, Inc. (a)	13,707	480,842
Aethlon Medical, Inc. (a)(b)	2,749	3,904
Align Technology, Inc. (a)	44,769	13,295,498
Allied Healthcare Products, Inc. (a)(b)	1,352	9,383
Alphatec Holdings, Inc. (a)(b)	34,885	208,961
Angiodynamics, Inc. (a)	20,203	189,201
Antares Pharma, Inc. (a)	98,062	277,515
Aspira Women's Health, Inc. (a)(b)	54,695	156,701
Atricure, Inc. (a)	25,212	1,127,733
Atrion Corp. (b)	1,057	667,728
Avinger, Inc. (a)(b)	20,944	10,152
AxoGen, Inc. (a)	22,159	263,027
Axonics Modulation Technologies, Inc. (a)	21,996	929,551
Bellerophon Therapeutics, Inc. (a)	4,969	53,616
Beyond Air, Inc. (a)	9,537	52,930
BioLase Technology, Inc. (a)(b)	6,537	2,032
BioLife Solutions, Inc. (a)	14,169	302,083
Biomerica, Inc. (a)	5,860	42,544
BioSig Technologies, Inc. (a)	15,140	112,187
Bovie Medical Corp. (a)	18,122	83,180
Cardiovascular Systems, Inc. (a)	21,937	716,682
Cerus Corp. (a)	93,501	595,601
Chembio Diagnostics, Inc. (a)(b)	10,988	45,051
Chf Solutions, Inc. (a)(b)	9,440	3,466
Co.-Diagnostics, Inc. (a)(b)	15,845	172,711
ConforMis, Inc. (a)(b)	88,612	62,915
CryoPort, Inc. (a)(b)	22,094	1,225,775
Cutera, Inc. (a)	8,581	140,471
CytoSorbents Corp. (a)(b)	22,940	193,614
Dare Bioscience, Inc. (a)	29,994	32,394
DarioHealth Corp. (a)(b)	3,735	60,955
Delcath Systems, Inc. (a)	1,414	16,812
Dentsply Sirona, Inc.	124,515	5,586,988
DexCom, Inc. (a)	52,587	22,371,036
EDAP TMS SA sponsored ADR (a)(b)	33,404	134,284
Ekso Bionics Holdings, Inc. (a)	3,126	15,442
electroCore, Inc. (a)	23,325	41,285
ENDRA Life Sciences, Inc. (a)(b)	35,458	29,076
Establishment Labs Holdings, Inc. (a)(b)	15,129	276,407
Fonar Corp. (a)	3,366	85,395
Genmark Diagnostics, Inc. (a)	39,684	514,701
Heska Corp. (a)	5,373	556,643
Hologic, Inc. (a)	147,104	8,785,051
ICU Medical, Inc. (a)	11,811	2,365,035
IDEXX Laboratories, Inc. (a)	48,324	18,897,583
Inari Medical, Inc.	26,173	2,092,270
InMode Ltd. (a)(b)	18,100	572,503
Innocoll Holdings PLC rights (a)(c)	9,257	0
Inogen, Inc. (a)	12,245	370,166
Insulet Corp. (a)	37,226	8,124,575
Integra LifeSciences Holdings Corp. (a)	48,869	2,335,450
IntriCon Corp. (a)	5,239	63,601
Intuitive Surgical, Inc. (a)	66,408	48,533,623
InVivo Therapeutics Holdings Corp. (a)(b)	111	149
IRadimed Corp. (a)(b)	7,542	159,890
iRhythm Technologies, Inc. (a)(b)	15,525	3,418,295
Iridex Corp. (a)	7,305	15,121
Itamar Medical Ltd. ADR (a)	3,458	75,523
Kewaunee Scientific Corp.	1,782	16,573
Lantheus Holdings, Inc. (a)	36,857	494,621
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc. (b)	13,069	421,867
Lianluo Smart Ltd. (a)	837	348
LivaNova PLC (a)	27,014	1,266,957
Masimo Corp. (a)	30,817	6,903,008
Meridian Bioscience, Inc. (a)	24,681	348,989
Merit Medical Systems, Inc. (a)	31,052	1,524,653
Mesa Laboratories, Inc.	2,822	693,986
Microbot Medical, Inc. (a)(b)	2,681	18,016
Misonix, Inc. (a)	8,900	117,391
Motus GI Holdings, Inc. (a)	16,028	17,150
Natus Medical, Inc. (a)	20,701	375,930
Nemaura Medical, Inc. (a)	11,700	43,758
Neogen Corp. (a)	31,310	2,385,822
Neovasc, Inc. (a)	8,602	18,666
Neuronetics, Inc. (a)	13,311	78,136
Novocure Ltd. (a)(b)	57,909	4,791,970
NuVasive, Inc. (a)(b)	28,895	1,506,296
Obalon Therapeutics, Inc. (a)	4,977	4,284
OraSure Technologies, Inc. (a)	39,406	461,838
Orthofix International NV (a)	10,129	307,314
OrthoPediatrics Corp. (a)(b)	10,461	527,234
Oxford Immunotec Global PLC (a)	18,869	256,807
PAVmed, Inc. (a)(b)	28,715	56,569
PolyPid Ltd. (a)(b)	7,628	91,689
Pro-Dex, Inc. (a)	5,104	147,301
Profound Medical Corp. (a)	8,039	118,396
Pulse Biosciences, Inc. (a)(b)	15,503	153,325
Pulse Biosciences, Inc. warrants 5/14/25 (a)(b)	394	2,018
Quidel Corp. (a)	23,799	4,187,672
Quotient Ltd. (a)	49,264	249,276
Repro Medical Systems, Inc. (a)(b)	23,145	201,130
ReWalk Robotics Ltd. (a)(b)	11,372	12,509
Rockwell Medical Technologies, Inc. (a)(b)	48,247	63,204
RTI Biologics, Inc. (a)(b)	44,518	98,830
Seaspine Holdings Corp. (a)	16,598	220,919
Second Sight Medical Products, Inc. (a)(b)	9,212	7,573
Shockwave Medical, Inc. (a)	19,909	1,265,018
SI-BONE, Inc. (a)	16,689	364,154
Sientra, Inc. (a)	30,923	118,744
Silk Road Medical, Inc. (a)	19,105	1,165,023
Sintx Technologies, Inc. (a)	7,135	12,629
SmileDirectClub, Inc. (a)(b)	63,011	511,649
Soliton, Inc. (a)	8,947	61,108
Staar Surgical Co. (a)	26,569	1,273,984
STRATA Skin Sciences, Inc. (a)	17,447	26,868
SurModics, Inc. (a)	7,764	351,321
Tactile Systems Technology, Inc. (a)(b)	10,542	405,129
Tandem Diabetes Care, Inc. (a)	34,700	3,911,384
Tela Bio, Inc. (a)	6,966	99,266
Thermogenesis Holdings, Inc. (a)(b)	2,264	8,988
Titan Medical, Inc. (a)	27,216	22,118
TransMedics Group, Inc. (a)(b)	15,332	273,370
Trinity Biotech PLC sponsored ADR (a)(b)	13,909	26,844
Utah Medical Products, Inc.	3,090	253,844
Varex Imaging Corp. (a)	21,352	236,794
Venus Concept, Inc. (a)	17,616	50,558
ViewRay, Inc. (a)(b)	88,919	241,860
Viveve Medical, Inc. (a)(b)	620	380
Wright Medical Group NV (a)	75,526	2,283,151
Zosano Pharma Corp. (a)(b)	31,976	52,121
Zynex, Inc. (a)(b)	19,173	283,760
		196,907,752
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	72,792	2,123,343
Acadia Healthcare Co., Inc. (a)	48,728	1,506,182
Addus HomeCare Corp. (a)(b)	8,720	816,715
Amedisys, Inc. (a)	18,475	4,469,103
Apollo Medical Holdings, Inc. (a)	29,855	563,961
Avalon GloboCare Corp. (a)	32,090	45,568
BioScrip, Inc. (a)	105,194	1,222,354
BioTelemetry, Inc. (a)	18,811	744,539
Corvel Corp. (a)	11,166	927,001
Covetrus, Inc. (a)	63,238	1,448,783
Cross Country Healthcare, Inc. (a)	19,440	124,222
DFB Healthcare Acquisitions Co. (a)	31,126	660,805
Digirad Corp. (a)(b)	1,225	3,063
Exagen, Inc. (a)	7,907	114,019
Five Star Sr Living, Inc. (a)	17,017	87,978
Fulgent Genetics, Inc. (a)(b)	13,050	385,758
Guardant Health, Inc. (a)	53,995	5,156,523
HealthEquity, Inc. (a)(b)	43,382	2,493,597
Henry Schein, Inc. (a)	80,977	5,380,112
Interpace Diagnostics Group, Inc. (a)(b)	6,839	23,937
LHC Group, Inc. (a)(b)	17,973	3,746,292
Magellan Health Services, Inc. (a)	13,794	1,040,895
Nano-X Imaging Ltd. (a)	23,729	653,971
National Research Corp. Class A	15,486	867,216
Ontrak, Inc. (a)(b)	10,470	763,787
Patterson Companies, Inc. (b)	54,239	1,573,473
Pennant Group, Inc. (a)	16,996	629,532
PetIQ, Inc. Class A (a)(b)	13,183	463,778
Premier, Inc. (b)	41,193	1,349,071
Progenity, Inc.	29,868	275,682
Progyny, Inc. (a)	48,053	1,371,913
Providence Service Corp. (a)	7,758	718,313
Psychemedics Corp.	3,315	15,017
R1 RCM, Inc. (a)	62,602	907,729
RadNet, Inc. (a)	29,653	427,596
Sharps Compliance Corp. (a)	8,144	62,179
Surgery Partners, Inc. (a)(b)	27,495	524,880
The Ensign Group, Inc.	29,794	1,744,141
The Joint Corp. (a)(b)	10,509	187,691
Tivity Health, Inc. (a)	28,395	464,542
Viemed Healthcare, Inc. (a)	19,429	213,006
		46,298,267
Health Care Technology - 0.3%
Accolade, Inc. (a)(b)	26,584	893,488
Allscripts Healthcare Solutions, Inc. (a)	93,091	831,303
Cerner Corp. (b)	172,635	12,666,230
Change Healthcare, Inc. (a)(b)	176,660	2,499,739
Computer Programs & Systems, Inc.	10,872	297,458
Health Catalyst, Inc. (a)	21,831	680,691
HealthStream, Inc. (a)	20,504	424,740
HMS Holdings Corp. (a)	52,512	1,464,560
HTG Molecular Diagnostics (a)(b)	54,140	20,032
iCAD, Inc. (a)	15,927	172,489
Inovalon Holdings, Inc. Class A (a)(b)	45,561	1,127,407
Livongo Health, Inc. (a)(b)	55,590	7,632,507
Medical Transcription Billing Corp. (a)	18,156	173,753
NantHealth, Inc. (a)	64,525	205,190
Nextgen Healthcare, Inc. (a)	41,534	550,741
Omnicell, Inc. (a)(b)	24,171	1,611,722
OptimizeRx Corp. (a)(b)	10,189	205,410
Schrodinger, Inc.	31,253	1,889,556
SCWorx, Corp. (a)	3,428	6,033
Simulations Plus, Inc.	10,258	611,172
Streamline Health Solutions, Inc. (a)	14,467	22,135
Tabula Rasa HealthCare, Inc. (a)(b)	12,894	652,436
Telemynd, Inc. (a)(c)	9,238	0
		34,638,792
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	41,087	4,709,392
Adaptive Biotechnologies Corp. (a)	72,526	3,017,807
Berkeley Lights, Inc. (a)(b)	34,336	2,245,574
Bio-Techne Corp.	21,689	5,540,672
BioNano Genomics, Inc. (a)	62,989	38,335
Bruker Corp.	88,001	3,697,802
Champions Oncology, Inc. (a)	12,118	100,337
ChromaDex, Inc. (a)	43,892	217,265
Codexis, Inc. (a)	37,155	512,739
Compugen Ltd. (a)(b)	42,343	732,110
Fluidigm Corp. (a)	42,435	333,115
Genetic Technologies Ltd. ADR (a)	2,511	10,345
Harvard Bioscience, Inc. (a)	31,153	104,363
ICON PLC (a)	30,353	5,658,103
Illumina, Inc. (a)	83,703	29,900,386
Luminex Corp.	24,986	666,876
Medpace Holdings, Inc. (a)(b)	19,727	2,560,367
Nanostring Technologies, Inc. (a)	20,969	848,825
NeoGenomics, Inc. (a)(b)	62,335	2,427,948
Pacific Biosciences of California, Inc. (a)(b)	96,221	635,059
Personalis, Inc. (a)(b)	20,456	466,806
PPD, Inc.	198,205	6,806,360
PRA Health Sciences, Inc. (a)	36,197	3,869,821
Quanterix Corp. (a)	17,243	613,851
Syneos Health, Inc. (a)	59,004	3,723,152
		79,437,410
Pharmaceuticals - 0.7%
A Menarini Industrie Farmaceut rights (a)(c)	32,407	11,204
Acasti Pharma, Inc. (a)	61,235	14,984
AcelRx Pharmaceuticals, Inc. (a)	70,942	88,678
Acer Therapeutics, Inc. (a)(b)	7,869	20,853
Aclaris Therapeutics, Inc. (a)	32,837	80,779
Adamis Pharmaceuticals Corp. (a)(b)	45,840	30,254
Adial Pharmaceuticals, Inc. (a)(b)	13,581	18,742
Aerie Pharmaceuticals, Inc. (a)(b)	25,449	279,939
Aerpio Pharmaceuticals, Inc. (a)	7,343	10,023
Agile Therapeutics, Inc. (a)(b)	44,191	141,411
Akcea Therapeutics, Inc. (a)(b)	57,537	1,051,776
Alimera Sciences, Inc. (a)	1,904	11,253
AMAG Pharmaceuticals, Inc. (a)(b)	20,946	217,001
Amphastar Pharmaceuticals, Inc. (a)	25,651	522,767
Amryt Pharma PLC ADR (a)	2,283	25,136
ANI Pharmaceuticals, Inc. (a)	7,966	249,814
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Aphria, Inc. (a)	157,749	769,183
Aquestive Therapeutics, Inc. (a)	17,775	139,712
Arvinas Holding Co. LLC (a)	22,293	578,503
Assertio Holdings, Inc. (a)	60,583	49,072
AstraZeneca PLC rights (a)(c)	3,011	0
Auris Medical Holding AG (a)(b)	5,405	4,741
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	34,552	252,575
Avenue Therapeutics, Inc. (a)	12,483	138,936
Axsome Therapeutics, Inc. (a)	21,350	1,565,169
Aytu BioScience, Inc. (a)	68,642	72,761
Baudax Bio, Inc. (a)(b)	10,121	28,339
Biodelivery Sciences International, Inc. (a)	60,538	236,704
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	6,250	234,313
Calliditas Therapeutics AB ADR (a)	664	15,079
Cara Therapeutics, Inc. (a)(b)	28,830	446,865
Cassava Sciences, Inc. (a)(b)	14,274	44,820
Cerecor, Inc. (a)	36,389	89,517
Chiasma, Inc. (a)(b)	28,211	154,878
Citius Pharmaceuticals, Inc. (a)	11,508	10,702
Clearside Biomedical, Inc. (a)	30,229	51,994
Cocrystal Pharma, Inc. (a)	25,198	26,710
Collegium Pharmaceutical, Inc. (a)(b)	20,165	384,345
ContraVir Pharmaceuticals, Inc. (a)(b)	2,763	9,146
Corcept Therapeutics, Inc. (a)	63,549	807,072
Cronos Group, Inc. (a)	204,760	1,134,983
Cumberland Pharmaceuticals, Inc. (a)	11,327	36,473
CymaBay Therapeutics, Inc. (a)	37,588	243,194
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)(b)	119,193	206,800
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)	24,062	74,231
Endo International PLC (a)	128,758	387,562
Eton Pharmaceuticals, Inc. (a)(b)	8,215	64,406
Evofem Biosciences, Inc. (a)	46,126	153,138
Evoke Pharma, Inc. (a)	57,203	255,697
Evolus, Inc. (a)(b)	16,552	63,891
Eyenovia, Inc. (a)	14,692	51,569
Eyepoint Pharmaceuticals, Inc. (a)(b)	96,998	51,904
Fulcrum Therapeutics, Inc. (a)	15,719	114,277
GW Pharmaceuticals PLC ADR (a)(b)	17,212	1,789,187
Harmony Biosciences Holdings, Inc. (a)	35,651	1,262,758
Harrow Health, Inc. (a)	25,863	178,196
Horizon Therapeutics PLC (a)	124,067	9,319,913
Hoth Therapeutics, Inc. (a)	2,601	6,893
Hutchison China Meditech Ltd. sponsored ADR (a)	27,969	929,130
IMARA, Inc.	11,348	263,728
Innovate Biopharmaceuticals, Inc. (a)(b)	54,745	35,694
Innoviva, Inc. (a)(b)	57,878	677,751
Intersect ENT, Inc. (a)	18,198	365,416
Intra-Cellular Therapies, Inc. (a)	37,724	687,331
Jazz Pharmaceuticals PLC (a)	31,645	4,252,772
Kala Pharmaceuticals, Inc. (a)	30,476	271,236
Kaleido Biosciences, Inc. (a)(b)	18,833	118,460
Kitov Pharma Ltd. ADR (a)(b)	6,186	26,847
Lipocine, Inc. (a)	29,085	43,046
Liquidia Technologies, Inc. (a)	18,562	95,037
Lyra Therapeutics, Inc.	8,284	108,272
Marinus Pharmaceuticals, Inc. (a)(b)	58,215	112,937
MediWound Ltd. (a)	23,801	87,350
Menlo Therapeutics, Inc. (a)	94,960	145,289
Milestone Pharmaceuticals, Inc. (a)	12,795	99,033
Mylan NV (a)	293,033	4,799,881
MyoKardia, Inc. (a)	30,394	3,326,319
Nabriva Therapeutics PLC (a)(b)	62,669	38,817
Nektar Therapeutics (a)(b)	105,440	2,039,210
Neos Therapeutics, Inc. (a)(b)	56,543	38,760
NGM Biopharmaceuticals, Inc. (a)(b)	38,910	725,672
Novan, Inc. (a)(b)	59,924	27,355
Novus Therapeutics, Inc. (a)(b)	4,977	2,093
Ocular Therapeutix, Inc. (a)(b)	35,651	310,164
Odonate Therapeutics, Inc. (a)(b)	18,398	297,128
Omeros Corp. (a)(b)	35,806	427,882
Onconova Therapeutics, Inc. (a)	79,328	19,094
Opiant Pharmaceuticals, Inc. (a)	1,206	10,480
OptiNose, Inc. (a)	29,370	133,634
Oramed Pharmaceuticals, Inc. (a)	16,957	59,180
Osmotica Pharmaceuticals PLC (a)	35,219	209,201
Otonomy, Inc. (a)	21,766	83,146
Pacira Biosciences, Inc. (a)(b)	23,041	1,440,523
Paratek Pharmaceuticals, Inc. (a)	24,906	114,568
Phathom Pharmaceuticals, Inc. (a)(b)	16,536	607,863
Phibro Animal Health Corp. Class A (b)	13,469	289,045
Pliant Therapeutics, Inc.	19,578	492,387
ProPhase Labs, Inc.	1,566	4,307
Provention Bio, Inc. (a)	31,336	408,621
Pulmatrix, Inc. (a)	28,209	30,184
Reata Pharmaceuticals, Inc. (a)(b)	16,273	1,707,851
RedHill Biopharma Ltd. sponsored ADR (a)(b)	20,065	165,737
Relmada Therapeutics, Inc. (a)(b)	8,596	306,705
resTORbio, Inc. (a)(b)	24,069	54,877
Revance Therapeutics, Inc. (a)(b)	36,528	1,067,713
Royalty Pharma PLC	208,401	8,623,633
Sanofi SA sponsored ADR	125,646	6,355,175
Satsuma Pharmaceuticals, Inc. (a)	9,571	220,420
scPharmaceuticals, Inc. (a)	12,171	104,184
SCYNEXIS, Inc. (a)	7,435	42,008
Seelos Therapeutics, Inc. (a)	17,345	15,787
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SIGA Technologies, Inc. (a)(b)	49,485	343,921
Sol-Gel Technologies Ltd. (a)	3,258	25,738
Strongbridge Biopharma PLC (a)	47,608	182,815
Supernus Pharmaceuticals, Inc. (a)	28,417	624,890
TFF Pharmaceuticals, Inc. (a)(b)	10,670	161,544
TherapeuticsMD, Inc. (a)(b)	160,900	234,914
Theravance Biopharma, Inc. (a)	35,908	658,194
Tilray, Inc. Class 2 (a)(b)	59,173	397,051
Titan Pharmaceuticals, Inc. (a)	28,491	6,576
Trevi Therapeutics, Inc. (a)	7,164	28,871
Tricida, Inc. (a)	28,570	301,985
Urovant Sciences Ltd. (a)(b)	20,047	179,621
Verona Pharma PLC ADR (a)	4,088	28,657
Verrica Pharmaceuticals, Inc. (a)(b)	16,292	149,723
WAVE Life Sciences (a)(b)	19,484	244,135
Xeris Pharmaceuticals, Inc. (a)(b)	22,300	104,922
Zogenix, Inc. (a)(b)	30,732	727,426
Zynerba Pharmaceuticals, Inc. (a)(b)	12,818	48,452
		71,661,919

TOTAL HEALTH CARE		997,734,508

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	13,397	1,023,397
Astronics Corp. (a)	14,297	129,245
Astrotech Corp. (a)	1,890	4,139
Axon Enterprise, Inc. (a)	35,721	3,060,575
EHang Holdings Ltd. ADR (a)	1,939	17,839
Elbit Systems Ltd.	25,098	3,371,414
Innovative Solutions & Support, Inc. (a)	5,109	36,325
Kratos Defense & Security Solutions, Inc. (a)	68,992	1,348,794
Mercury Systems, Inc. (a)(b)	31,938	2,418,984
PAE, Inc. (a)	55,875	493,656
RADA Electronic Industries Ltd. (a)	29,760	212,486
TAT Technologies Ltd. (a)	4,899	19,841
		12,136,695
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	31,903	810,974
Atlas Air Worldwide Holdings, Inc. (a)(b)	14,482	816,640
C.H. Robinson Worldwide, Inc.	76,146	7,485,152
Echo Global Logistics, Inc. (a)	16,109	440,098
Expeditors International of Washington, Inc.	94,122	8,319,444
Forward Air Corp.	14,996	884,614
Hub Group, Inc. Class A (a)	18,343	987,587
		19,744,509
Airlines - 0.2%
Allegiant Travel Co. (b)	10,002	1,286,257
American Airlines Group, Inc. (b)	288,606	3,766,308
Hawaiian Holdings, Inc. (b)	26,425	355,152
JetBlue Airways Corp. (a)	151,677	1,747,319
Mesa Air Group, Inc. (a)	18,611	68,116
Ryanair Holdings PLC sponsored ADR (a)	55,642	4,501,438
SkyWest, Inc.	27,309	918,948
United Airlines Holdings, Inc. (a)(b)	165,632	5,962,752
		18,606,290
Building Products - 0.1%
AAON, Inc. (b)	30,815	1,754,298
American Woodmark Corp. (a)	11,010	963,375
Apogee Enterprises, Inc.	14,782	309,387
Builders FirstSource, Inc. (a)	68,706	2,103,778
Caesarstone Sdot-Yam Ltd.	18,101	199,745
China Ceramics Co. Ltd. (a)(b)	10,848	6,746
CSW Industrials, Inc.	11,158	806,166
Dirtt Environmental Solutions Ltd. (a)	24,184	40,419
Gibraltar Industries, Inc. (a)(b)	18,047	1,126,945
Insteel Industries, Inc.	13,739	253,347
Patrick Industries, Inc.	13,038	732,866
Ufp Industries, Inc.	34,110	2,024,429
		10,321,501
Commercial Services & Supplies - 0.5%
Aqua Metals, Inc. (a)(b)	12,858	12,741
Casella Waste Systems, Inc. Class A (a)	26,160	1,468,884
CECO Environmental Corp. (a)	21,695	183,865
China Customer Relations Centers, Inc. (a)(b)	11,412	45,648
China Recycling Energy Corp. (a)(b)	3,233	8,115
Cimpress PLC (a)(b)	14,360	1,331,172
Cintas Corp.	58,893	19,625,503
Copart, Inc. (a)	132,289	13,668,099
Fuel Tech, Inc. (a)	39,532	31,373
Healthcare Services Group, Inc. (b)	40,496	842,317
Heritage-Crystal Clean, Inc. (a)	16,899	248,077
Herman Miller, Inc.	36,220	863,123
Hudson Technologies, Inc. (a)(b)	45,365	52,170
Industrial Services of America, Inc. (a)(c)	694	24
Interface, Inc.	31,344	236,961
Kimball International, Inc. Class B	26,644	298,679
Matthews International Corp. Class A	18,713	409,815
McGrath RentCorp.	14,264	946,559
Odyssey Marine Exploration, Inc. (a)(b)	6,411	36,350
Performant Financial Corp. (a)	18,872	11,514
Perma-Fix Environmental Services, Inc. (a)	7,647	54,676
PICO Holdings, Inc. (a)	19,423	172,670
SP Plus Corp. (a)	13,023	267,102
Stericycle, Inc. (a)(b)	52,758	3,382,315
Tetra Tech, Inc. (b)	31,777	2,933,335
U.S. Ecology, Inc.	17,799	660,877
Virco Manufacturing Co. (a)	950	2,090
VSE Corp.	7,604	220,744
		48,014,798
Construction & Engineering - 0.1%
Aegion Corp. (a)	23,002	372,287
Concrete Pumping Holdings, Inc. (a)	11,804	42,849
Construction Partners, Inc. Class A (a)	16,492	308,235
Great Lakes Dredge & Dock Corp. (a)	35,442	332,092
Ies Holdings, Inc. (a)	14,596	420,803
Infrastructure and Energy Alternatives, Inc. (a)	4,717	25,094
Limbach Holdings, Inc. (a)	6,648	36,032
MYR Group, Inc. (a)	11,190	434,284
Northwest Pipe Co.(a)	7,428	210,435
NV5 Holdings, Inc. (a)(b)	7,172	371,294
Primoris Services Corp.	28,950	551,787
Sterling Construction Co., Inc. (a)	15,145	214,150
Willscot Mobile Mini Holdings (a)	129,841	2,324,154
		5,643,496
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	6,381	271,767
American Superconductor Corp. (a)(b)	13,822	173,604
Ballard Power Systems, Inc. (a)	141,336	2,345,938
Broadwind, Inc. (a)	9,566	34,725
Capstone Turbine Corp. (a)	2,102	8,660
CBAK Energy Technology, Inc. (a)	4,348	2,878
Encore Wire Corp.	10,986	566,987
Energous Corp. (a)(b)	16,330	59,441
Energy Focus, Inc. (a)(b)	3,701	33,161
FuelCell Energy, Inc. (a)(b)	118,525	336,611
Ideal Power, Inc. (a)(b)	917	5,438
LSI Industries, Inc.	17,145	117,615
Orion Energy Systems, Inc. (a)	14,347	91,534
Pioneer Power Solutions, Inc. (b)	4,028	6,123
Plug Power, Inc. (a)(b)	228,133	2,961,166
Polar Power, Inc. (a)	5,654	9,386
Powell Industries, Inc.	6,368	171,872
Preformed Line Products Co.	3,095	168,399
Sunrun, Inc. (a)(b)	70,543	3,989,559
TPI Composites, Inc. (a)	18,872	579,559
Ultralife Corp. (a)	12,841	81,155
Vicor Corp. (a)	15,946	1,387,780
		13,403,358
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	124,778	6,211,449
Raven Industries, Inc.	20,117	499,907
		6,711,356
Machinery - 0.5%
Altra Industrial Motion Corp.	36,081	1,408,963
Astec Industries, Inc.	13,073	689,209
Blue Bird Corp. (a)	16,718	190,251
Chart Industries, Inc. (a)(b)	20,055	1,318,015
Columbus McKinnon Corp. (NY Shares)	12,799	465,564
Commercial Vehicle Group, Inc. (a)	24,542	110,684
Eastern Co.	4,547	99,579
Energy Recovery, Inc. (a)(b)	35,074	298,480
ExOne Co. (a)(b)	15,571	190,278
Franklin Electric Co., Inc.	25,745	1,528,223
FreightCar America, Inc. (a)	6,576	9,798
Gencor Industries, Inc. (a)	8,433	106,340
Hebron Technology Co. Ltd. (a)(b)	9,549	108,095
Helios Technologies, Inc.	18,734	770,155
Hurco Companies, Inc.	4,416	124,884
Kornit Digital Ltd. (a)(b)	24,276	1,503,413
L.B. Foster Co. Class A (a)	5,419	81,014
Lincoln Electric Holdings, Inc. (b)	33,635	3,252,841
LiqTech International, Inc. (a)(b)	14,828	102,313
Manitex International, Inc. (a)	14,236	64,204
MFRI, Inc. (a)	5,390	29,591
Middleby Corp. (a)(b)	31,393	3,073,375
Nikola Corp. (a)(b)	216,814	8,848,179
NN, Inc.	21,557	98,084
Nordson Corp.	32,497	6,060,366
Omega Flex, Inc. (b)	6,310	831,279
PACCAR, Inc.	194,297	16,678,454
Park-Ohio Holdings Corp.	7,531	119,140
RBC Bearings, Inc. (a)	13,843	1,827,830
Taylor Devices, Inc. (a)	1,759	16,447
The Shyft Group, Inc.	21,618	431,711
TriMas Corp. (a)	25,565	646,283
Twin Disc, Inc. (a)	9,749	58,981
Westport Fuel Systems, Inc. (a)	70,640	120,088
Woodward, Inc.	35,652	3,055,020
		54,317,131
Marine - 0.0%
Capital Product Partners LP	12,420	74,520
Eagle Bulk Shipping, Inc. (a)(b)	67,219	177,458
EuroDry Ltd. (a)	116	435
Euroseas Ltd. (a)(b)	2,629	6,336
Golden Ocean Group Ltd. (b)	85,149	344,853
Seanergy Martime Holdings Corp. (a)	400	192
Star Bulk Carriers Corp. (b)	51,696	367,042
		970,836
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	21,694	1,421,825
Acacia Research Corp. (a)	26,315	99,865
ATIF Holdings Ltd. (a)	26,801	30,285
Barrett Business Services, Inc.	3,985	229,416
China Index Holdings Ltd. ADR (a)(b)	10,675	17,934
CoStar Group, Inc. (a)	22,171	18,814,311
CRA International, Inc.	4,701	199,840
DLH Holdings Corp. (a)	3,039	25,072
Exponent, Inc.	29,501	2,373,503
Forrester Research, Inc. (a)(b)	10,756	381,408
Headhunter Group PLC ADR	11,775	240,210
Heidrick & Struggles International, Inc.	9,964	215,521
Hudson Global, Inc. (a)	1,375	13,228
Huron Consulting Group, Inc. (a)	12,838	556,912
ICF International, Inc.	10,309	704,208
InnerWorkings, Inc. (a)	42,664	121,166
Kelly Services, Inc. Class A (non-vtg.)	24,491	465,084
Kforce, Inc.	10,845	372,417
Lightbridge Corp. (a)(b)	1,611	7,169
RCM Technologies, Inc. (a)	4,323	6,830
Red Violet, Inc. (a)(b)	8,743	181,767
Rekor Systems, Inc. (a)	14,618	95,017
Resources Connection, Inc.	22,810	280,335
ShiftPixy, Inc. (a)(b)	8,773	37,724
Upwork, Inc. (a)	66,778	1,017,029
Verisk Analytics, Inc. (b)	91,826	17,141,159
Willdan Group, Inc. (a)	7,660	215,859
		45,265,094
Road & Rail - 0.7%
AMERCO	11,256	3,994,642
ArcBest Corp.	13,492	456,299
Avis Budget Group, Inc. (a)(b)	39,222	1,337,862
Covenant Transport Group, Inc. Class A (a)	8,404	154,045
CSX Corp.	434,593	33,228,981
Daseke, Inc. (a)(b)	39,618	243,651
Heartland Express, Inc.	46,571	963,321
HyreCar, Inc. (a)	8,351	31,233
J.B. Hunt Transport Services, Inc.	59,583	8,373,795
Landstar System, Inc.	21,918	2,917,067
Lyft, Inc. (a)	169,645	5,033,367
Marten Transport Ltd.	47,473	862,110
Old Dominion Freight Lines, Inc.	66,828	13,511,285
P.A.M. Transportation Services, Inc. (a)	3,501	127,787
Patriot Transportation Holding, Inc.	1,759	15,092
Saia, Inc. (a)	14,568	1,955,026
Td Holdings, Inc. (a)(b)	38,567	109,145
U.S.A. Truck, Inc. (a)	8,729	97,328
Universal Logistics Holdings, Inc.	19,143	411,575
Werner Enterprises, Inc.	38,469	1,769,959
YRC Worldwide, Inc. (a)(b)	28,103	117,190
		75,710,760
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	37,858	1,283,008
BMC Stock Holdings, Inc. (a)	36,928	1,474,166
DXP Enterprises, Inc. (a)	10,449	201,039
Fastenal Co.	323,180	15,790,575
General Finance Corp. (a)	19,681	127,533
H&E Equipment Services, Inc.	17,701	358,622
HD Supply Holdings, Inc. (a)	92,181	3,655,898
Houston Wire & Cable Co. (a)	7,080	18,337
Huttig Building Products, Inc. (a)(b)	17,487	41,094
Lawson Products, Inc. (a)	5,086	182,587
Rush Enterprises, Inc.:
Class A	16,607	802,450
Class B	4,471	186,843
Titan Machinery, Inc. (a)	11,661	157,424
Transcat, Inc. (a)	4,527	133,139
Willis Lease Finance Corp. (a)	4,328	92,533
		24,505,248
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)	4,970	181,206

TOTAL INDUSTRIALS		335,532,278

INFORMATION TECHNOLOGY - 43.1%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	23,322	1,573,769
ADTRAN, Inc.	30,797	341,539
Applied Optoelectronics, Inc. (a)(b)	10,366	120,557
AudioCodes Ltd. (b)	17,081	535,831
Aviat Networks, Inc. (a)	3,224	69,896
CalAmp Corp. (a)	22,597	184,617
Cambium Networks Corp. (a)	12,272	160,150
Casa Systems, Inc. (a)	47,588	216,525
Ceragon Networks Ltd. (a)	40,973	94,238
Cisco Systems, Inc.	2,399,430	101,303,935
Clearfield, Inc. (a)	11,381	200,306
ClearOne, Inc. (a)	5,022	13,208
CommScope Holding Co., Inc. (a)(b)	107,630	1,108,589
Communications Systems, Inc.	4,332	20,230
Comtech Telecommunications Corp. (b)	12,403	205,890
Digi International, Inc. (a)	19,090	260,006
Dzs, Inc. (a)	11,703	121,945
EchoStar Holding Corp. Class A (a)	28,667	842,236
EMCORE Corp. (a)	20,355	71,853
Ericsson (B Shares) sponsored ADR (b)	210,261	2,449,541
EXFO, Inc. (sub. vtg.) (a)	13,715	49,420
Extreme Networks, Inc. (a)	63,320	276,708
F5 Networks, Inc. (a)	34,314	4,540,772
Gilat Satellite Networks Ltd. (a)	35,678	192,304
Harmonic, Inc. (a)	60,290	355,711
Infinera Corp. (a)	104,329	760,558
Inseego Corp. (a)(b)	52,628	604,169
InterDigital, Inc.	17,303	1,058,078
Ituran Location & Control Ltd.	14,477	209,917
KVH Industries, Inc. (a)	10,763	96,759
Lantronix, Inc. (a)	15,008	80,593
LRAD Corp. (a)	20,513	102,565
Lumentum Holdings, Inc. (a)	42,397	3,646,142
NETGEAR, Inc. (a)	16,467	549,174
NetScout Systems, Inc. (a)	40,970	948,046
PC-Tel, Inc.	11,312	71,718
Radcom Ltd. (a)(b)	13,668	132,990
Radware Ltd. (a)	27,517	713,241
Resonant, Inc. (a)(b)	46,660	124,582
Sierra Wireless, Inc. (a)(b)	18,794	233,046
Silicom Ltd. (a)	4,848	178,843
Sonus Networks, Inc. (a)	79,856	341,784
Tessco Technologies, Inc.	7,463	46,047
UTStarcom Holdings Corp. (a)(b)	21,825	32,738
ViaSat, Inc. (a)(b)	37,456	1,489,251
Viavi Solutions, Inc. (a)	140,223	1,869,874
Westell Technologies, Inc. Class A (a)	5,356	5,892
		128,605,783
Electronic Equipment & Components - 0.7%
Airgain, Inc. (a)	1,188	15,800
Akoustis Technologies, Inc. (a)(b)	20,020	158,759
Applied DNA Sciences, Inc. (a)(b)	2,126	15,584
Avnet, Inc.	58,244	1,602,292
Bel Fuse, Inc.:
Class A	1,125	11,846
Class B (non-vtg.)	5,258	63,201
CDW Corp.	80,609	9,161,213
ClearSign Combustion Corp. (a)(b)	26,481	60,641
Coda Octopus Group, Inc. (a)(b)	2,615	17,599
Cognex Corp.	97,905	6,774,047
Coherent, Inc. (a)	14,472	1,630,416
Daktronics, Inc. (b)	31,984	141,369
Data I/O Corp. (a)	15,054	49,979
Deswell Industries, Inc. (b)	1,758	4,307
Digital Ally, Inc. (a)	14,670	33,008
ePlus, Inc. (a)	7,202	552,537
FARO Technologies, Inc. (a)	11,137	629,241
Flextronics International Ltd. (a)	276,831	3,006,385
FLIR Systems, Inc.	73,254	2,703,073
Frequency Electronics, Inc. (a)	5,274	52,845
Hollysys Automation Technologies Ltd.	37,130	402,118
Identiv, Inc. (a)	9,058	55,888
II-VI, Inc. (a)(b)	52,135	2,320,008
Insight Enterprises, Inc. (a)	21,055	1,259,194
Intellicheck, Inc. (a)	10,166	64,046
IPG Photonics Corp. (a)	30,222	4,887,804
Iteris, Inc. (a)(b)	22,008	100,577
Itron, Inc. (a)	24,409	1,454,044
KEY Tronic Corp. (a)	6,057	49,789
Kimball Electronics, Inc. (a)	15,945	215,018
LightPath Technologies, Inc. Class A (a)	12,016	29,680
Littelfuse, Inc. (b)	14,248	2,576,608
Luna Innovations, Inc. (a)	21,826	139,686
Magal Security Systems Ltd. (a)	12,188	42,292
Micronet Enertec Technologies, Inc. (a)(b)	3,711	17,293
MicroVision, Inc. (a)(b)	76,425	120,752
MTS Systems Corp.	11,423	278,721
Napco Security Technolgies, Inc. (a)	11,834	294,785
National Instruments Corp.	74,952	2,690,027
Neonode, Inc. (a)(b)	4,601	45,964
nLIGHT, Inc. (a)	20,590	480,982
Novanta, Inc. (a)	20,771	2,226,028
OSI Systems, Inc. (a)	11,797	929,014
PC Connection, Inc.	15,743	697,257
Perceptron, Inc. (a)	7,478	31,333
Plexus Corp. (a)	16,687	1,269,380
Powerfleet, Inc. (a)	19,674	110,568
Research Frontiers, Inc. (a)	18,055	41,888
Richardson Electronics Ltd.	7,825	35,526
Sanmina Corp. (a)	38,069	1,077,353
ScanSource, Inc. (a)	15,799	390,077
SGOCO Technology Ltd. (a)(b)	1,818	1,491
SMTC Corp. (a)	3,715	12,668
Supercom Ltd. (a)(b)	8,931	10,717
Trimble, Inc. (a)	141,310	7,406,057
TTM Technologies, Inc. (a)(b)	58,843	674,341
Wayside Technology Group, Inc.	3,243	80,589
Wrap Technologies, Inc. (a)	20,675	179,873
Zebra Technologies Corp. Class A (a)	30,140	8,636,014
		68,019,592
IT Services - 3.4%
21Vianet Group, Inc. ADR (a)	42,875	995,129
Akamai Technologies, Inc. (a)	92,435	10,762,207
Alithya Group, Inc. (a)	7,624	16,010
ALJ Regional Holdings, Inc. (a)	36,145	37,952
Amdocs Ltd.	75,326	4,612,211
American Virtual Cloud Technologies, Inc. (a)(b)	11,030	54,929
Automatic Data Processing, Inc.	244,439	33,999,021
BigCommerce Holdings, Inc. (a)(b)	34,621	4,078,354
Brightcove, Inc. (a)	29,726	330,553
Cardtronics PLC (a)(b)	24,748	537,279
Cass Information Systems, Inc.	9,021	353,262
China Information Technology, Inc. (a)(b)	3,739	10,619
CLPS, Inc. (a)	3,495	12,582
Cognizant Technology Solutions Corp. Class A	306,969	20,523,947
Computer Task Group, Inc. (a)	19,062	91,498
Conduent, Inc. (a)	114,463	386,885
Crexendo, Inc. (a)	4,855	45,880
CSG Systems International, Inc.	18,186	774,178
CSP, Inc.	2,765	26,240
Endurance International Group Holdings, Inc. (a)	87,857	571,949
Euronet Worldwide, Inc. (a)	29,530	3,052,811
EVO Payments, Inc. Class A (a)	23,610	678,315
Exela Technologies, Inc. (a)(b)	87,567	37,470
ExlService Holdings, Inc. (a)	21,003	1,337,681
Fiserv, Inc. (a)	381,300	37,969,854
GDS Holdings Ltd. ADR (a)	59,302	4,799,904
GreenSky, Inc. Class A (a)	37,150	161,603
Grid Dynamics Holdings, Inc. (a)	37,647	279,341
Hackett Group, Inc.	16,264	205,089
i3 Verticals, Inc. Class A (a)	8,327	232,240
Information Services Group, Inc. (a)	25,958	53,344
Innodata, Inc. (a)	4,465	9,377
Inpixon (a)(b)	19,419	23,303
International Money Express, Inc. (a)	22,487	380,480
Jack Henry & Associates, Inc.	43,385	7,176,747
Kingsoft Cloud Holdings Ltd. ADR (b)	18,642	642,776
Limelight Networks, Inc. (a)(b)	68,148	386,399
ManTech International Corp. Class A	15,383	1,151,418
Marathon Patent Group, Inc. (a)(b)	18,242	45,240
ModusLink Global Solutions, Inc. (a)	32,364	21,525
MoneyGram International, Inc. (a)(b)	41,013	119,758
MongoDB, Inc. Class A (a)	28,886	6,753,547
Net 1 UEPS Technologies, Inc. (a)	36,698	118,902
NIC, Inc.	37,287	797,196
Okta, Inc. (a)(b)	66,101	14,236,172
Paychex, Inc.	203,078	15,529,375
PayPal Holdings, Inc. (a)	668,522	136,472,081
Paysign, Inc. (a)(b)	29,164	187,816
Perficient, Inc. (a)(b)	21,337	915,571
PFSweb, Inc. (a)	13,692	115,697
PRG-Schultz International, Inc. (a)	16,378	90,407
QIWI PLC Class B sponsored ADR	28,491	511,983
Rackspace Technology, Inc. (a)(b)	112,316	2,397,947
Repay Holdings Corp. (a)	31,290	791,637
Sabre Corp.	155,407	1,086,295
ServiceSource International, Inc. (a)	61,161	92,047
StoneCo Ltd. Class A (a)	102,064	5,205,264
Sykes Enterprises, Inc. (a)	22,354	740,029
Ttec Holdings, Inc.	27,881	1,580,574
Tucows, Inc. (a)(b)	6,556	414,470
Usio, Inc. (a)	4,635	10,939
VeriSign, Inc. (a)	65,839	14,142,217
Verra Mobility Corp. (a)(b)	89,787	948,600
Virtusa Corp. (a)	16,649	658,301
Wix.com Ltd. (a)(b)	29,661	8,739,020
		349,521,447
Semiconductors & Semiconductor Equipment - 9.2%
ACM Research, Inc. (a)	9,190	816,164
Advanced Energy Industries, Inc. (a)	21,417	1,587,428
Advanced Micro Devices, Inc. (a)	666,879	60,565,951
Alpha & Omega Semiconductor Ltd. (a)	13,400	181,570
Ambarella, Inc. (a)(b)	18,904	996,241
Amkor Technology, Inc. (a)	136,828	1,668,617
Amtech Systems, Inc. (a)	9,588	54,460
Analog Devices, Inc.	209,347	24,468,477
Applied Materials, Inc.	520,583	32,067,913
ASML Holding NV	43,668	16,339,692
Atomera, Inc. (a)(b)	12,253	155,736
Axcelis Technologies, Inc. (a)	20,252	478,555
AXT, Inc. (a)	21,623	121,954
Broadcom, Inc.	227,491	78,973,501
Brooks Automation, Inc. (b)	41,765	2,156,327
Cabot Microelectronics Corp. (b)	16,079	2,448,671
Camtek Ltd. (b)	23,975	370,174
Canadian Solar, Inc.(a)(b)	33,568	1,090,624
Ceva, Inc. (a)	12,199	515,408
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	6,349	122,790
Cirrus Logic, Inc. (a)	32,743	1,983,898
Cohu, Inc.	26,067	448,352
Cree, Inc. (a)(b)	61,946	3,908,793
CVD Equipment Corp. (a)	4,263	12,832
CyberOptics Corp. (a)	5,253	168,359
Diodes, Inc. (a)	31,515	1,539,823
DSP Group, Inc. (a)	16,168	231,849
Enphase Energy, Inc. (a)(b)	71,044	5,486,728
Entegris, Inc. (b)	76,261	5,101,098
Envision Solar International, Inc. (a)	3,736	51,781
Everspin Technologies, Inc. (a)	13,033	75,722
First Solar, Inc. (a)(b)	60,688	4,648,094
FormFactor, Inc. (a)	47,026	1,228,789
GSI Technology, Inc. (a)	15,609	99,273
Himax Technologies, Inc. sponsored ADR (a)(b)	62,287	234,199
Ichor Holdings Ltd. (a)	12,026	302,574
Impinj, Inc. (a)(b)	13,149	321,493
Intel Corp.	2,409,676	122,772,992
KLA-Tencor Corp.	88,067	18,066,064
Kopin Corp. (a)	69,037	104,246
Kulicke & Soffa Industries, Inc.	36,135	866,517
Lam Research Corp.	82,529	27,757,804
Lattice Semiconductor Corp. (a)(b)	77,834	2,226,052
MACOM Technology Solutions Holdings, Inc. (a)	38,228	1,362,064
Marvell Technology Group Ltd.	378,445	14,676,097
Maxeon Solar Technologies Ltd. (a)(b)	16,049	333,498
Maxim Integrated Products, Inc.	150,882	10,326,364
Microchip Technology, Inc.	139,413	15,293,606
Micron Technology, Inc. (a)	632,845	28,800,776
MKS Instruments, Inc. (b)	32,271	3,857,353
Monolithic Power Systems, Inc.	25,473	6,804,602
Nova Measuring Instruments Ltd. (a)	19,733	1,047,428
NVE Corp.	3,557	190,051
NVIDIA Corp.	350,126	187,310,407
NXP Semiconductors NV	158,581	19,943,147
O2Micro International Ltd. sponsored ADR (a)	16,202	47,148
ON Semiconductor Corp. (a)	233,308	4,985,792
PDF Solutions, Inc. (a)	23,680	490,176
Photronics, Inc. (a)	36,838	369,485
Pixelworks, Inc. (a)	37,111	84,613
Power Integrations, Inc.	34,770	1,946,077
Qorvo, Inc. (a)	65,115	8,352,301
Qualcomm, Inc.	640,140	76,240,674
QuickLogic Corp. (a)	5,932	18,982
Rambus, Inc. (a)(b)	63,437	851,959
Rubicon Technology, Inc. (a)	443	3,668
SemiLEDs Corp. (a)	5,650	18,702
Semtech Corp. (a)	36,094	2,116,913
Silicon Laboratories, Inc. (a)(b)	26,043	2,667,064
Silicon Motion Technology Corp. sponsored ADR	19,861	752,931
SiTime Corp.	9,292	612,157
Skyworks Solutions, Inc.	94,532	13,692,960
SMART Global Holdings, Inc. (a)	12,953	326,416
SolarEdge Technologies, Inc. (a)	28,181	6,232,228
SunPower Corp. (a)(b)	94,289	1,055,094
Synaptics, Inc. (a)	19,041	1,624,769
Teradyne, Inc.	93,376	7,934,159
Texas Instruments, Inc.	521,664	74,154,538
Tower Semiconductor Ltd. (a)	62,102	1,208,505
Ultra Clean Holdings, Inc. (a)	21,918	537,429
Universal Display Corp.	26,798	4,703,049
Veeco Instruments, Inc. (a)	28,870	343,264
Xilinx, Inc.	137,941	14,367,935
		938,501,966
Software - 15.8%
2U, Inc. (a)	37,385	1,547,365
ACI Worldwide, Inc. (a)	68,887	2,023,900
Adobe, Inc. (a)	274,200	140,771,538
Agilysys, Inc. (a)	15,671	397,573
Agora, Inc. ADR (a)(b)	10,752	513,731
Alarm.com Holdings, Inc. (a)	27,342	1,636,966
Allot Ltd. (a)	21,262	223,676
Altair Engineering, Inc. Class A (a)	23,917	1,004,992
American Software, Inc. Class A	21,038	297,898
ANSYS, Inc. (a)	48,624	16,484,022
AppFolio, Inc. (a)(b)	9,525	1,600,486
Appian Corp. Class A (a)(b)	21,083	1,291,123
Aspen Technology, Inc. (a)	38,397	4,877,571
Asure Software, Inc. (a)(b)	12,380	83,317
Atlassian Corp. PLC (a)	71,575	13,725,222
AudioEye, Inc. (a)	4,630	88,202
Aurora Mobile Ltd. ADR (a)(b)	19,119	33,458
Autodesk, Inc. (a)	124,424	30,570,977
Aware, Inc. (a)	13,849	37,392
Benefitfocus, Inc. (a)	20,346	210,378
Bio-Key International, Inc. (a)	22,924	13,181
Blackbaud, Inc.	29,504	1,883,830
BlackLine, Inc. (a)	32,372	2,828,342
Bottomline Technologies, Inc. (a)(b)	24,745	1,178,604
BSQUARE Corp. (a)	7,925	12,442
Cadence Design Systems, Inc. (a)	158,357	17,563,375
CDK Global, Inc.	69,063	3,219,717
Cerence, Inc. (a)(b)	20,358	1,083,046
Check Point Software Technologies Ltd. (a)	81,099	10,239,560
China Advanced Construction Materials Group, Inc. (a)(b)	8,694	11,650
Citrix Systems, Inc.	70,096	10,177,939
Cleanspark, Inc. (a)(b)	9,273	93,472
CommVault Systems, Inc. (a)	28,204	1,219,259
Cornerstone OnDemand, Inc. (a)	38,907	1,372,250
CounterPath Corp. (a)	8,292	32,422
Coupa Software, Inc. (a)(b)	37,922	12,428,556
Crowdstrike Holdings, Inc. (a)	85,495	10,749,286
CyberArk Software Ltd. (a)	21,938	2,424,149
Cyren Ltd. (a)	13,132	13,132
Datadog, Inc. Class A (a)	107,907	9,015,630
Datasea, Inc. (a)	10,484	29,670
Descartes Systems Group, Inc. (Canada) (a)	48,700	2,971,620
Digimarc Corp. (a)	8,187	130,828
Digital Turbine, Inc. (a)	48,812	1,180,762
DocuSign, Inc. (a)	104,251	23,247,973
Domo, Inc. Class B (a)	14,595	594,308
Dropbox, Inc. Class A (a)	179,343	3,796,691
Duck Creek Technologies, Inc. (a)	72,317	2,819,640
Ebix, Inc. (b)	17,154	395,743
eGain Communications Corp. (a)	19,235	257,364
Everbridge, Inc. (a)(b)	19,631	2,917,363
Evolving Systems, Inc. (a)	8,488	8,997
FireEye, Inc. (a)	132,400	1,943,632
Five9, Inc. (a)(b)	34,927	4,451,097
Fortinet, Inc. (a)	91,736	12,109,611
GTY Govtech, Inc. (a)(b)	34,702	113,302
IBEX Ltd. (a)	8,496	135,851
Ideanomics, Inc. (a)(b)	109,229	139,813
Intuit, Inc.	148,240	51,200,614
j2 Global, Inc. (a)(b)	26,812	1,876,572
Jamf Holding Corp. (a)(b)	65,428	2,525,521
LivePerson, Inc. (a)(b)	37,289	2,224,662
LogMeIn, Inc.	28,113	2,419,124
Magic Software Enterprises Ltd.	34,477	517,155
Majesco (a)	21,043	336,478
Manhattan Associates, Inc. (a)	36,175	3,518,019
Materialise NV ADR (a)(b)	12,154	494,182
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	3,066	7,174
Microsoft Corp.	4,317,079	973,630,827
MicroStrategy, Inc. Class A (a)	4,548	656,913
Mimecast Ltd. (a)	35,579	1,751,910
Mitek Systems, Inc. (a)	29,201	370,561
MMTEC, Inc. (a)(b)	8,918	8,294
MobileIron, Inc. (a)	72,399	472,765
My Size, Inc. (a)(b)	3,095	3,281
nCino, Inc. (a)	50,358	4,680,776
Net Element International, Inc. (a)	1,279	8,544
NetSol Technologies, Inc. (a)	6,495	19,160
NICE Systems Ltd. sponsored ADR (a)(b)	26,526	6,097,001
Nortonlifelock, Inc.	334,421	7,865,582
Nuance Communications, Inc. (a)	159,330	4,773,527
Nutanix, Inc. Class A (a)	104,354	2,996,003
NXT-ID, Inc. (a)	34,241	13,217
Onespan, Inc. (a)	24,175	520,971
Open Text Corp.	155,194	7,038,967
Opera Ltd. ADR (a)(b)	17,810	161,002
Parametric Technology Corp. (a)	65,234	5,963,040
Pareteum Corp. (a)(b)	52,424	35,648
Park City Group, Inc. (a)	11,886	58,955
Paylocity Holding Corp. (a)	30,562	4,500,255
Pegasystems, Inc.	46,359	5,955,741
Phunware, Inc. (a)(b)	21,680	23,414
Pluralsight, Inc. (a)(b)	58,859	1,126,561
Progress Software Corp.	24,678	935,049
Proofpoint, Inc. (a)	32,740	3,590,596
QAD, Inc. Class A	12,057	548,352
Qualys, Inc. (a)(b)	21,818	2,315,763
Qumu Corp. (a)	9,115	48,583
Rapid7, Inc. (a)(b)	30,912	1,995,988
RealNetworks, Inc. (a)	9,284	12,069
RealPage, Inc. (a)	57,470	3,598,771
Rimini Street, Inc. (a)	47,719	209,009
Riot Blockchain, Inc. (a)(b)	29,200	102,200
Sapiens International Corp. NV	28,756	964,476
SeaChange International, Inc. (a)	24,750	33,165
SecureWorks Corp. (a)(b)	11,955	154,578
SharpSpring, Inc. (a)	7,519	82,559
ShotSpotter, Inc. (a)(b)	7,107	212,926
Smith Micro Software, Inc. (a)(b)	26,575	102,048
Sphere 3D Corp. (a)	12,002	32,285
Splunk, Inc. (a)	90,377	19,822,387
Sprout Social, Inc. (a)	22,850	885,438
SPS Commerce, Inc. (a)	19,702	1,573,796
SS&C Technologies Holdings, Inc.	145,440	9,267,437
Support.com, Inc.	16,704	32,740
SurveyMonkey (a)	82,095	2,043,345
Synacor, Inc. (a)	26,011	30,173
Synchronoss Technologies, Inc. (a)	32,364	142,078
Synopsys, Inc. (a)	85,519	18,925,355
Talend SA ADR (a)	18,005	741,446
TeleNav, Inc. (a)	34,719	159,360
Tenable Holdings, Inc. (a)	56,793	2,137,689
The Trade Desk, Inc. (a)	23,254	11,192,150
Upland Software, Inc. (a)	13,837	542,687
Varonis Systems, Inc. (a)	19,268	2,380,176
Verb Technology Co., Inc. (a)	21,055	24,634
Verint Systems, Inc. (a)	35,965	1,710,495
Veritone, Inc. (a)(b)	15,024	124,248
Vertex, Inc. Class A (a)	12,543	321,226
Workday, Inc. Class A (a)	98,954	23,720,263
Xperi Holding Corp.	61,667	772,688
Xunlei Ltd. sponsored ADR (a)(b)	24,032	86,275
Zix Corp. (a)	35,242	213,567
Zoom Video Communications, Inc. Class A (a)	95,374	31,006,087
Zscaler, Inc. (a)	73,583	10,547,387
		1,607,417,854
Technology Hardware, Storage & Peripherals - 12.8%
Apple, Inc.	9,869,652	1,273,579,863
Astro-Med, Inc.	3,663	25,092
Avid Technology, Inc. (a)	23,729	192,205
Borqs Technologies, Inc. (a)(b)	12,013	12,013
Boxlight Corp. (a)	26,940	45,798
Canaan, Inc. ADR (b)	23,831	47,900
Ebang International Holdings, Inc. Class A (a)(b)	42,252	257,737
Immersion Corp. (a)	18,807	178,855
Intevac, Inc. (a)	24,594	147,564
Logitech International SA (b)	95,912	7,172,299
Nano Dimension Ltd. ADR (a)	17,312	28,565
NetApp, Inc.	126,384	5,989,338
Quantum Corp. (a)	23,312	127,284
Seagate Technology LLC (b)	145,673	6,990,847
Sonim Technologies, Inc. (a)	12,222	10,731
Stratasys Ltd. (a)(b)	30,177	448,430
Super Micro Computer, Inc. (a)	28,899	791,544
Transact Technologies, Inc.	6,575	35,374
Western Digital Corp.	170,907	6,566,247
		1,302,647,686

TOTAL INFORMATION TECHNOLOGY		4,394,714,328

MATERIALS - 0.3%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc.	9,725	37,636
AgroFresh Solutions, Inc. (a)	34,342	85,168
Amyris, Inc. (a)(b)	111,588	366,009
Balchem Corp.	19,130	1,869,001
Fuwei Films Holdings Co. Ltd. (a)(b)	5,412	30,794
Gulf Resources, Inc. (a)(b)	8,302	43,087
Hawkins, Inc.	5,991	300,868
Innospec, Inc.	13,493	1,007,792
Loop Industries, Inc. (a)(b)	11,896	131,094
Marrone Bio Innovations, Inc. (a)(b)	100,070	127,089
Methanex Corp.	40,725	908,261
Northern Technologies International Corp.	5,689	47,276
Tantech Holdings Ltd. (a)(b)	31,503	63,636
		5,017,711
Construction Materials - 0.0%
Forterra, Inc. (a)	34,458	456,569
Tecnoglass, Inc.	28,419	156,589
U.S. Concrete, Inc. (a)	7,655	204,312
United States Lime & Minerals, Inc.	3,255	299,883
		1,117,353
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	60,101	2,287,444
UFP Technologies, Inc. (a)	5,073	209,058
		2,496,502
Metals & Mining - 0.2%
Century Aluminum Co. (a)	47,905	472,822
China Natural Resources, Inc. (a)(b)	12,136	14,806
Corvus Gold, Inc. (a)	3,887	11,890
Ferroglobe PLC (a)	102,269	50,122
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	8,659	162,270
Hycroft Mining Holding Corp. (a)(b)	11,109	98,204
Kaiser Aluminum Corp.	8,699	559,172
Olympic Steel, Inc.	9,638	106,018
Pan American Silver Corp.	119,643	4,326,291
Ramaco Resources, Inc. (a)(b)	21,088	63,686
Royal Gold, Inc.	37,432	5,102,730
Schnitzer Steel Industries, Inc. Class A	16,910	333,803
SSR Mining, Inc. (a)	68,852	1,476,965
Steel Dynamics, Inc.	122,280	3,609,706
Synalloy Corp. (a)	6,143	38,762
Universal Stainless & Alloy Products, Inc. (a)	7,722	51,892
ZK International Group Co. Ltd. (a)(b)	8,117	9,416
		16,488,555
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	43,521	364,706

TOTAL MATERIALS		25,484,827

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Finance Trust, Inc.	58,496	399,820
Brookfield Property REIT, Inc. Class A (b)	25,596	295,122
CareTrust (REIT), Inc.	59,330	1,149,222
CIM Commercial Trust Corp.	10,595	109,446
CyrusOne, Inc.	65,809	5,497,026
Diversified Healthcare Trust (SBI)	136,980	520,524
Equinix, Inc.	50,325	39,745,679
Gaming & Leisure Properties	123,017	4,471,668
Gladstone Commercial Corp.	18,518	363,138
Gladstone Land Corp.	13,642	214,725
Global Self Storage, Inc.	5,948	23,673
Government Properties Income Trust (b)	26,147	623,344
Hospitality Properties Trust (SBI)	93,128	764,581
Industrial Logistics Properties Trust	36,786	793,474
Lamar Advertising Co. Class A	49,000	3,392,270
Potlatch Corp.	36,921	1,699,843
Regency Centers Corp.	96,603	3,836,105
Retail Opportunity Investments Corp.	78,922	878,402
Sabra Health Care REIT, Inc.	120,385	1,785,310
SBA Communications Corp. Class A	63,603	19,466,970
Sotherly Hotels, Inc.	13,575	27,422
Uniti Group, Inc.	108,877	1,069,172
Wheeler REIT, Inc. (a)(b)	15,634	44,244
		87,171,180
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	10,177	114,695
Brookfield Property Partners LP	247,844	2,880,603
China HGS Real Estate, Inc. (a)(b)	13,939	7,807
Colliers International Group, Inc.	21,196	1,344,057
Cresud S.A.C.I.F. y A. sponsored ADR (b)	24,152	82,117
eXp World Holdings, Inc. (a)	38,317	1,704,340
Fathom Holdings, Inc. (a)	6,397	113,931
FirstService Corp.	23,793	2,977,218
FRP Holdings, Inc. (a)	7,421	304,855
Griffin Industrial Realty, Inc.	3,439	182,886
Gyrodyne LLC (a)	1,080	18,360
Landmark Infrastructure Partners LP	12,077	123,668
Newmark Group, Inc. (b)	99,455	440,586
Redfin Corp. (a)	55,719	2,650,553
Stratus Properties, Inc. (a)	4,684	91,806
The RMR Group, Inc.	7,956	224,518
		13,262,000

TOTAL REAL ESTATE		100,433,180

UTILITIES - 0.5%
Electric Utilities - 0.5%
Alliant Energy Corp.	140,250	7,594,538
Exelon Corp.	550,520	20,319,693
MGE Energy, Inc.	23,398	1,520,636
Otter Tail Corp.	23,594	916,627
Spark Energy, Inc. Class A, (b)	7,308	67,161
Xcel Energy, Inc.	298,506	20,738,704
		51,157,359
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	127,001
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	61,316	1,841,319
Sky Solar Holdings Ltd. ADR (a)	1,789	10,376
VivoPower International PLC (a)(b)	6,381	58,195
		1,909,890
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	218,354
Cadiz, Inc. (a)(b)	22,934	239,890
Consolidated Water Co., Inc.	7,912	95,181
Global Water Resources, Inc.	15,552	171,850
Middlesex Water Co.	10,863	696,644
Pure Cycle Corp. (a)	17,704	172,791
York Water Co.	9,631	439,270
		2,033,980

TOTAL UTILITIES		55,228,230

TOTAL COMMON STOCKS
(Cost $4,960,579,909)		10,168,041,788

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.12% (e)	28,536,310	28,542,017
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	283,912,311	283,940,702
TOTAL MONEY MARKET FUNDS
(Cost $312,482,719)		312,482,719
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $5,273,062,628)		10,480,524,507
NET OTHER ASSETS (LIABILITIES) - (2.8)%(g)		(283,165,261)
NET ASSETS - 100%		$10,197,359,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	128	Sept. 2020	$31,011,840	$2,977,817	$2,977,817

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $1,600,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,700,848
Fidelity Securities Lending Cash Central Fund	11,997,289
Total	$15,698,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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